UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Greater China Growth Fund
Semiannual Report
February 28, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2022
Eaton Vance
Greater China Growth Fund

Eaton Vance
Greater China Growth Fund
February 28, 2022
Performance

Portfolio Manager(s) Amay Hattangadi, CFA and Leon Sun, CFA each of Morgan Stanley Investment Management Company (MSIM Company)
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/28/1992	10/28/1992	(12.25)%	(20.64)%	9.77%	7.39%
Class A with 5.75% Maximum Sales Charge	—	—	(17.30)	(25.20)	8.48	6.76
Class C at NAV	12/28/1993	10/28/1992	(12.57)	(21.20)	9.01	6.79
Class C with 1% Maximum Sales Charge	—	—	(13.40)	(21.95)	9.01	6.79
Class I at NAV	10/01/2009	10/28/1992	(12.15)	(20.44)	10.09	7.70

MSCI Golden Dragon Index	—	—	(11.87)%	(20.40)%	8.55%	6.82%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.43%	2.18%	1.18%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Greater China Growth Fund
February 28, 2022
Fund Profile

Regional Allocation (% of net assets)
Sector Allocation (% of net assets)*
*	Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Taiwan Semiconductor Manufacturing Co., Ltd.	14.6%
Tencent Holdings, Ltd.	12.9
AIA Group, Ltd.	11.6
China Mengniu Dairy Co., Ltd.	3.6
Meituan, Class B	3.2
China Merchants Bank Co., Ltd., Class H	2.6
Wuxi Biologics Cayman, Inc.	2.6
China Tourism Group Duty Free Corp., Ltd., Class A	2.5
ANTA Sports Products, Ltd.	2.5
Pinduoduo, Inc. ADR	2.5
Total	58.6%

*	Excludes cash and cash equivalents.

3

Eaton Vance
Greater China Growth Fund
February 28, 2022
Endnotes and Additional Disclosures

[1]	MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Eaton Vance
Greater China Growth Fund
February 28, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (9/1/21)	Ending Account Value (2/28/22)	Expenses Paid During Period* (9/1/21 – 2/28/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 877.50	$ 7.22**	1.55%
Class C	$1,000.00	$ 874.30	$10.64**	2.29%
Class I	$1,000.00	$ 878.50	$ 6.01**	1.29%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.11	$ 7.75**	1.55%
Class C	$1,000.00	$1,013.44	$11.43**	2.29%
Class I	$1,000.00	$1,018.40	$ 6.46**	1.29%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2021.
**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.
5

Eaton Vance
Greater China Growth Fund
February 28, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 97.8%
Security	Shares	Value
China — 62.5%
Automobiles — 1.3%
Nio, Inc. ADR(1)	45,228	$ 1,033,008
		$ 1,033,008
Banks — 2.6%
China Merchants Bank Co., Ltd., Class H	252,500	$ 2,128,400
		$ 2,128,400
Beverages — 3.7%
Kweichow Moutai Co., Ltd., Class A	3,800	$ 1,081,664
Nongfu Spring Co., Ltd., Class H(2)	156,800	983,373
Wuliangye Yibin Co., Ltd., Class A	32,100	972,591
		$ 3,037,628
Biotechnology — 1.6%
Innovent Biologics, Inc.(1)(2)	296,500	$ 1,338,099
		$ 1,338,099
Electrical Equipment — 1.6%
NARI Technology Co., Ltd., Class A	231,320	$ 1,306,805
		$ 1,306,805
Entertainment — 2.7%
Bilibili, Inc., Class Z(1)	23,600	$ 737,273
Mango Excellent Media Co., Ltd.	265,100	1,445,836
		$ 2,183,109
Food Products — 3.7%
Anjoy Foods Group Co., Ltd., Class A	58,300	$ 1,144,694
Foshan Haitian Flavouring & Food Co., Ltd., Class A	64,896	1,023,711
Guangdong Haid Group Co., Class A	82,298	862,318
		$ 3,030,723
Health Care Equipment & Supplies — 1.5%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	24,400	$ 1,269,975
		$ 1,269,975
Health Care Providers & Services — 3.6%
Aier Eye Hospital Group Co., Ltd., Class A	233,336	$ 1,350,405
Security	Shares	Value
Health Care Providers & Services (continued)
Hygeia Healthcare Holdings Co., Ltd.(2)	299,600	$ 1,635,644
		$ 2,986,049
Household Durables — 3.2%
Gree Electric Appliances, Inc., Class A	273,446	$ 1,595,793
Midea Group Co., Ltd., Class A	94,900	1,009,049
		$ 2,604,842
Insurance — 0.5%
Ping An Insurance (Group) Co. of China, Ltd., Class H	53,000	$ 410,944
		$ 410,944
Interactive Media & Services — 12.9%
Tencent Holdings, Ltd.	195,500	$ 10,549,436
		$10,549,436
Internet & Direct Marketing Retail — 6.1%
JD.com, Inc., Class A(3)(4)	9,480	$ 338,626
Meituan, Class B(1)(2)	118,000	2,621,389
Pinduoduo, Inc. ADR(1)	38,758	2,009,990
		$ 4,970,005
Life Sciences Tools & Services — 2.6%
Wuxi Biologics Cayman, Inc.(1)(2)	253,500	$ 2,096,804
		$ 2,096,804
Machinery — 1.6%
Jiangsu Hengrui Medicine Co., Ltd.	123,600	$ 1,318,653
		$ 1,318,653
Real Estate Management & Development — 1.3%
Ke Holdings, Inc. ADR(1)	56,191	$ 1,090,667
		$ 1,090,667
Semiconductors & Semiconductor Equipment — 1.3%
LONGi Green Energy Technology Co., Ltd.	87,300	$ 1,087,657
		$ 1,087,657
Specialty Retail — 4.5%
China Tourism Group Duty Free Corp., Ltd., Class A	63,700	$ 2,059,314
Pop Mart International Group Ltd.(2)	317,600	1,592,652
		$ 3,651,966
Textiles, Apparel & Luxury Goods — 6.2%
ANTA Sports Products, Ltd.	134,800	$ 2,058,827

6
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Li Ning Co., Ltd.	140,000	$ 1,398,341
Shenzhou International Group Holdings, Ltd.	95,300	1,600,717
		$ 5,057,885
Total China (identified cost $47,971,002)		$51,152,655
Hong Kong — 20.7%
Beverages — 2.3%
China Resources Beer Holdings Co., Ltd.	242,000	$ 1,918,915
		$ 1,918,915
Food Products — 3.6%
China Mengniu Dairy Co., Ltd.	451,000	$ 2,932,590
		$ 2,932,590
Hotels, Restaurants & Leisure — 3.2%
Galaxy Entertainment Group, Ltd.(1)	276,000	$ 1,539,316
Sands China, Ltd.(1)	397,200	1,047,607
		$ 2,586,923
Insurance — 11.6%
AIA Group, Ltd.	917,200	$ 9,524,063
		$ 9,524,063
Total Hong Kong (identified cost $8,088,624)		$16,962,491
Taiwan — 14.6%
Semiconductors & Semiconductor Equipment — 14.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	557,839	$ 11,993,291
Total Taiwan (identified cost $3,981,582)		$11,993,291
Total Common Stocks (identified cost $60,041,208)		$80,108,437

Equity-Linked Securities — 1.0%(5)
Security	Shares	Value
China — 1.0%
Leader Harmonious Drive Systems Co., Ltd., 10/12/22(6)	37,818	$ 806,570
Total Equity-Linked Securities (identified cost $785,733)		$ 806,570

Short-Term Investments — 1.4%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(7)	1,170,954	$ 1,170,837
Total Short-Term Investments (identified cost $1,170,837)		$ 1,170,837
Total Investments — 100.2% (identified cost $61,997,778)		$82,085,844
Other Assets, Less Liabilities — (0.2)%		$ (197,359)
Net Assets — 100.0%		$81,888,485
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2022, the aggregate value of these securities is $10,267,961 or 12.5% of the Fund's net assets.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(4)	Restricted security (see Note 8).
(5)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (UBS AG) in addition to the market risk of the underlying security.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At February 28, 2022, the aggregate value of these securities is $806,570 or 1.0% of the Fund's net assets.
(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2022.
Abbreviations:
ADR	– American Depositary Receipt

7
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 28, 2022
Statement of Assets and Liabilities (Unaudited)

February 28, 2022
Assets
Unaffiliated investments, at value (identified cost $60,826,941)	$ 80,915,007
Affiliated investment, at value (identified cost $1,170,837)	1,170,837
Dividends receivable	344,524
Dividends receivable from affiliated investment	32
Receivable for investments sold	344,524
Receivable for Fund shares sold	62,698
Receivable from affiliate	7,838
Total assets	$82,845,460
Liabilities
Payable for investments purchased	$ 689,048
Payable for Fund shares redeemed	118,225
Due to custodian — foreign currency, at value (identified cost $938)	277
Payable to affiliates:
Investment adviser fee	49,512
Administration fee	9,902
Distribution and service fees	14,669
Accrued expenses	75,342
Total liabilities	$ 956,975
Net Assets	$81,888,485
Sources of Net Assets
Paid-in capital	$ 53,695,344
Distributable earnings	28,193,141
Net Assets	$81,888,485
Class A Shares
Net Assets	$ 67,734,261
Shares Outstanding	3,022,687
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 22.41
Maximum Offering Price Per Share (100 ÷ 94.25 of net asset value per share)	$ 23.78
Class C Shares
Net Assets	$ 1,243,278
Shares Outstanding	60,275
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 20.63
Class I Shares
Net Assets	$ 12,910,946
Shares Outstanding	568,776
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 22.70
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
8
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 28, 2022
Statement of Operations (Unaudited)

Six Months Ended
February 28, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $44,610)	$ 719,796
Dividend income from affiliated investment	1,129
Total investment income	$ 720,925
Expenses
Investment adviser fee	$ 388,030
Administration fee	73,136
Distribution and service fees:
Class A	99,873
Class C	6,837
Trustees’ fees and expenses	2,406
Custodian fee	29,260
Transfer and dividend disbursing agent fees	66,873
Legal and accounting services	34,618
Printing and postage	13,912
Registration fees	24,481
Miscellaneous	8,346
Total expenses	$ 747,772
Deduct:
Allocation of expenses to affiliate	$ 12,668
Total expense reductions	$ 12,668
Net expenses	$ 735,104
Net investment loss	$ (14,179)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 12,300,827
Investment transactions - affiliated investment	(470)
Foreign currency transactions	(34,027)
Net realized gain	$ 12,266,330
Change in unrealized appreciation (depreciation):
Investments	$ (24,326,802)
Foreign currency	(739)
Net change in unrealized appreciation (depreciation)	$(24,327,541)
Net realized and unrealized loss	$(12,061,211)
Net decrease in net assets from operations	$(12,075,390)
9
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 28, 2022
Statements of Changes in Net Assets

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$ (14,179)	$ 10,813
Net realized gain	12,266,330	3,349,462
Net change in unrealized appreciation (depreciation)	(24,327,541)	5,294,424
Net increase (decrease) in net assets from operations	$ (12,075,390)	$ 8,654,699
Distributions to shareholders:
Class A	$ (3,954,941)	$ (8,497,659)
Class C	(76,647)	(160,991)
Class I	(1,004,963)	(1,872,237)
Total distributions to shareholders	$ (5,036,551)	$ (10,530,887)
Transactions in shares of beneficial interest:
Class A	$ (2,883,784)	$ 346,393
Class C	41,426	(827,559)
Class I	(8,448,172)	7,644,623
Net increase (decrease) in net assets from Fund share transactions	$ (11,290,530)	$ 7,163,457
Net increase (decrease) in net assets	$ (28,402,471)	$ 5,287,269
Net Assets
At beginning of period	$110,290,956	$ 105,003,687
At end of period	$ 81,888,485	$110,290,956
10
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 28, 2022
Financial Highlights

	Class A
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 26.870	$ 27.280	$ 23.200	$ 24.560	$ 25.480	$ 20.380
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.007)	$ (0.015)	$ 0.086	$ 0.094	$ 0.094	$ 0.168
Net realized and unrealized gain (loss)	(3.139)	2.383	4.785	0.604	1.861	5.111
Total income (loss) from operations	$ (3.146)	$ 2.368	$ 4.871	$ 0.698	$ 1.955	$ 5.279
Less Distributions
From net investment income	$ —	$ (0.072)	$ (0.074)	$ (0.153)	$ (0.165)	$ (0.179)
From net realized gain	(1.314)	(2.706)	(0.717)	(1.905)	(2.710)	—
Total distributions	$ (1.314)	$ (2.778)	$ (0.791)	$ (2.058)	$ (2.875)	$ (0.179)
Net asset value — End of period	$22.410	$26.870	$27.280	$23.200	$24.560	$25.480
Total Return(2)	(12.25)% (3)(4)	8.48%	21.44%	3.65%	7.69%	26.19% (3)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$ 67,734	$ 84,359	$ 85,096	$ 78,942	$ 72,953	$ 75,137
Ratios (as a percentage of average daily net assets):
Expenses	1.55% (3)(5)	1.73%	1.80%	1.83%	1.82%	1.91% (3)
Net investment income (loss)	(0.06)% (5)	(0.05)%	0.36%	0.41%	0.36%	0.78%
Portfolio Turnover	62% (4)	10%	9%	17%	12%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The administrator and/or investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.03% and 0.05% of average daily net assets for the six months ended February 28, 2022 and the year ended August 31, 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
11
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 28, 2022
Financial Highlights — continued

	Class C
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 24.930	$ 25.350	$ 21.690	$ 23.090	$ 24.120	$ 19.400
Income (Loss) From Operations
Net investment loss(1)	$ (0.090)	$ (0.206)	$ (0.106)	$ (0.170)	$ (0.090)	$ (0.018)
Net realized and unrealized gain (loss)	(2.896)	2.227	4.483	0.675	1.770	4.877
Total income (loss) from operations	$ (2.986)	$ 2.021	$ 4.377	$ 0.505	$ 1.680	$ 4.859
Less Distributions
From net investment income	$ —	$ —	$ —	$ —	$ —	$ (0.139)
From net realized gain	(1.314)	(2.441)	(0.717)	(1.905)	(2.710)	—
Total distributions	$ (1.314)	$ (2.441)	$ (0.717)	$ (1.905)	$ (2.710)	$ (0.139)
Net asset value — End of period	$20.630	$24.930	$25.350	$21.690	$23.090	$24.120
Total Return(2)	(12.57)% (3)(4)	7.74%	20.59%	2.94%	6.93%	25.27% (3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,243	$ 1,460	$ 2,261	$ 3,736	$ 12,163	$ 12,855
Ratios (as a percentage of average daily net assets):
Expenses	2.29% (3)(5)	2.43%	2.50%	2.53%	2.52%	2.62% (3)
Net investment loss	(0.78)% (5)	(0.77)%	(0.47)%	(0.80)%	(0.37)%	(0.09)%
Portfolio Turnover	62% (4)	10%	9%	17%	12%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The administrator and/or investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.03% and 0.05% of average daily net assets for the six months ended February 28, 2022 and the year ended August 31, 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
12
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 28, 2022
Financial Highlights — continued

	Class I
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 27.170	$ 27.550	$ 23.420	$ 24.790	$ 25.680	$ 20.500
Income (Loss) From Operations
Net investment income(1)	$ 0.017	$ 0.094	$ 0.109	$ 0.302	$ 0.168	$ 0.281
Net realized and unrealized gain (loss)	(3.173)	2.383	4.883	0.466	1.889	5.096
Total income (loss) from operations	$ (3.156)	$ 2.477	$ 4.992	$ 0.768	$ 2.057	$ 5.377
Less Distributions
From net investment income	$ —	$ (0.151)	$ (0.145)	$ (0.233)	$ (0.237)	$ (0.197)
From net realized gain	(1.314)	(2.706)	(0.717)	(1.905)	(2.710)	—
Total distributions	$ (1.314)	$ (2.857)	$ (0.862)	$ (2.138)	$ (2.947)	$ (0.197)
Net asset value — End of period	$22.700	$27.170	$27.550	$23.420	$24.790	$25.680
Total Return(2)	(12.15)% (3)(4)	8.81%	21.81%	3.94%	8.06%	26.48% (3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 12,911	$ 24,472	$ 17,646	$ 21,552	$ 9,875	$ 11,067
Ratios (as a percentage of average daily net assets):
Expenses	1.29% (3)(5)	1.43%	1.50%	1.53%	1.52%	1.61% (3)
Net investment income	0.13% (5)	0.32%	0.45%	1.29%	0.64%	1.29%
Portfolio Turnover	62% (4)	10%	9%	17%	12%	14%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The administrator and/or investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.03% and 0.05% of average daily net assets for the six months ended February 28, 2022 and the year ended August 31, 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
13
See Notes to Financial Statements.

Eaton Vance
Greater China Growth Fund
February 28, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
14

Eaton Vance
Greater China Growth Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

As of February 28, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Equity-Linked Securities— Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Fund may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.
H  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Interim Financial Statements—The interim financial statements relating to February 28, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
15

Eaton Vance
Greater China Growth Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 63,317,119
Gross unrealized appreciation	$ 27,169,970
Gross unrealized depreciation	(8,401,245)
Net unrealized appreciation	$ 18,768,725
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement between the Fund and BMR, and an amendment to the agreement that took effect on October 1, 2021, the investment adviser fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate (Prior to October 1, 2021)	Annual Fee Rate (Effective October 1, 2021)
Up to $500 million	1.000%	0.750%
$500 million but less than $1 billion	0.910%	0.700%
$1 billion but less than $1.5 billion	0.830%	0.675%
$1.5 billion but less than $2 billion	0.750%	0.675%
$2 billion but less than $3 billion	0.660%	0.660%
$3 billion and over	0.580%	0.580%
For the six months ended February 28, 2022, the investment adviser fee amounted to $388,030 or 0.80% (annualized) of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement effective October 1, 2021, BMR has delegated the investment management of the Fund to Morgan Stanley Investment Management Company (MSIM Company), a wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Company a portion of its investment adviser fee for sub-advisory services provided to the Fund. Prior to October 1, 2021, BMR delegated the investment management of the Fund to BMO Global Asset Management (Asia) Limited pursuant to an investment sub-advisory agreement and paid it a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
The administration fee is earned by EVM, an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2022, the administration fee amounted to $73,136.
Effective October 1, 2021, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.50%, 2.25% and 1.25% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after December 31, 2022. Pursuant to this agreement, EVM was allocated $12,668 of the Fund’s operating expenses for the six months ended February 28, 2022.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2022, EVM earned $20,925 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $651 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2022. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
16

Eaton Vance
Greater China Growth Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum (0.30% per annum prior to October 1, 2021 when the distribution and service fee rate was reduced) of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2022 amounted to $99,873, representing 0.26% (annualized) of the average daily net assets attributable to Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2022, the Fund paid or accrued to EVD $5,128 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2022 amounted to $1,709 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2022, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than equity-linked securities and short-term obligations, aggregated $58,029,302 and $70,577,243, respectively, for the six months ended February 28, 2022. Purchases and sales of equity-linked securities aggregated $785,733 and none, respectively, for the six months ended February 28, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	29,393	$ 742,903	109,913	$ 3,181,391
Issued to shareholders electing to receive payments of distributions in Fund shares	137,723	3,474,746	271,889	7,449,769
Redemptions	(286,269)	(7,153,921)	(386,517)	(11,016,250)
Converted from Class C shares	2,154	52,488	24,781	731,483
Net increase (decrease)	(116,999)	$ (2,883,784)	20,066	$ 346,393
17

Eaton Vance
Greater China Growth Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class C
Sales	2,382	$ 56,201	6,240	$ 172,348
Issued to shareholders electing to receive payments of distributions in Fund shares	3,295	76,647	6,301	160,991
Redemptions	(1,648)	(38,934)	(16,496)	(429,415)
Converted to Class A shares	(2,330)	(52,488)	(26,673)	(731,483)
Net increase (decrease)	1,699	$ 41,426	(30,628)	$ (827,559)
Class I
Sales	242,798	$ 6,394,935	417,497	$ 12,257,559
Issued to shareholders electing to receive payments of distributions in Fund shares	38,837	992,290	66,465	1,837,752
Redemptions	(613,651)	(15,835,397)	(223,753)	(6,450,688)
Net increase (decrease)	(332,016)	$ (8,448,172)	260,209	$ 7,644,623
8  Restricted Securities
At February 28, 2022, the Fund owned the following security (representing 0.4% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
JD.com, Inc., Class A	1/20/2022	9,480	$ 345,832	$ 338,626
Total Common Stocks			$345,832	$338,626
Total Restricted Securities			$345,832	$338,626
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2022.
18

Eaton Vance
Greater China Growth Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

10  Investments in Affiliated Funds
At February 28, 2022, the value of the Fund's investment in affiliated funds was $1,170,837, which represents 1.4% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended February 28, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$ —	$36,705,853	$(35,534,546)	$(470)	$ —	$1,170,837	$1,129	1,170,954
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ —	$ 12,732,545	$ —	$ 12,732,545
Consumer Discretionary	3,042,998	16,523,005	338,626	19,904,629
Consumer Staples	—	10,919,856	—	10,919,856
Financials	—	12,063,407	—	12,063,407
Health Care	—	7,690,927	—	7,690,927
Industrials	—	2,625,458	—	2,625,458
Information Technology	—	13,080,948	—	13,080,948
Real Estate	1,090,667	—	—	1,090,667
Total Common Stocks	$4,133,665	$75,636,146**	$338,626	$80,108,437
Equity-Linked Securities	$ —	$ 806,570	$ —	$ 806,570
Short-Term Investments	—	1,170,837	—	1,170,837
Total Investments	$4,133,665	$77,613,553	$338,626	$82,085,844
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended February 28, 2022 is not presented.
19

Eaton Vance
Greater China Growth Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
The securities markets in the China region, which includes Hong Kong, China and Taiwan, are impacted by the economies of countries in the region, which differ from the U.S. economy in various ways, such as structure, general development, government involvement, wealth distribution, interest rates, rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the China region are affected by developments in the economies and governmental actions of their principal trading partners, such as the imposition of trading restrictions and tariffs. China’s governmental actions and the actions of other governments can also have a significant effect on the economic conditions in the China region or a particular issuer or industry, which could adversely affect the value and liquidity of investments. A government may restrict investment in companies or industries considered important to national interests, intervene in the financial markets, maintain strict currency controls, or impose repatriation restrictions. Although larger and/or more established than many emerging markets, markets in the China region carry the high levels of risk associated with emerging markets.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
20

Eaton Vance
Greater China Growth Fund
February 28, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser*
Thomas E. Faust Jr.**
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser*

*	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
**	Interested Trustee
21

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
22

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
23

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
24

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Morgan Stanley Investment Management Company
23 Church Street, 16-01 Capital Square
Singapore 049481
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7705    2.28.22

Eaton Vance
Richard Bernstein All Asset Strategy Fund
Semiannual Report
February 28, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2022
Eaton Vance
Richard Bernstein All Asset Strategy Fund

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Performance

Portfolio Manager(s) Richard Bernstein, Matthew Griswold, CFA, Henry Timmons, CFA and Dan Suzuki, CFA, each of Richard Bernstein Advisors LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/30/2011	09/30/2011	(3.70)%	1.96%	5.20%	5.61%
Class A with 5.75% Maximum Sales Charge	—	—	(9.24)	(3.87)	3.97	4.98
Class C at NAV	09/30/2011	09/30/2011	(4.04)	1.20	4.41	4.98
Class C with 1% Maximum Sales Charge	—	—	(4.96)	0.24	4.41	4.98
Class I at NAV	09/30/2011	09/30/2011	(3.57)	2.20	5.47	5.88

Bloomberg U.S. Aggregate Bond Index	—	—	(4.07)%	(2.64)%	2.71%	2.47%
MSCI ACWI Index	—	—	(5.26)	7.81	11.43	9.83
Blended Index	—	—	(4.47)	1.54	6.41	5.58
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.41%	2.16%	1.16%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Fund Profile

Asset Allocation (% of net assets)*
*	The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the chart, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.
Country Allocation (% of net assets)*
*	The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the chart, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.
Top 10 Holdings (% of net assets)**
VanEck Emerging Markets High Yield Bond ETF	8.0%
ProShares Investment Grade-Interest Rate Hedged ETF	5.0
First Trust Low Duration Opportunities ETF	4.9
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	4.3
WisdomTree Floating Rate Treasury Fund	3.9
Apple, Inc.	1.8
Microsoft Corp.	1.4
U.S. Treasury Notes, 2.375%, 5/15/29	1.3
U.S. Treasury Bonds, 4.375%, 11/15/39	1.3
iShares MSCI Taiwan ETF	1.2
Total	33.1%

**	Excludes cash and cash equivalents.

3

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI ACWI Index is an unmanaged free-float-adjusted, market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Blended Index consists of 60% Bloomberg U.S. Aggregate Bond Index and 40% MSCI ACWI Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value* (9/1/21)	Ending Account Value (2/28/22)	Expenses Paid During Period* (9/1/21 – 2/28/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 963.00	$5.74	1.18%
Class C	$1,000.00	$ 959.60	$9.38	1.93%
Class I	$1,000.00	$ 964.30	$4.53	0.93%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.94	$5.91	1.18%
Class C	$1,000.00	$1,015.22	$9.64	1.93%
Class I	$1,000.00	$1,020.18	$4.66	0.93%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2021.
5

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 42.0%
Security	Shares	Value
Aerospace & Defense — 0.3%
Boeing Co. (The)(1)	4,142	$ 850,518
Northrop Grumman Corp.	4,065	1,797,299
		$ 2,647,817
Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	10,334	$ 1,068,122
FedEx Corp.	3,330	740,159
United Parcel Service, Inc., Class B	12,230	2,573,437
		$ 4,381,718
Airlines — 0.2%
Alaska Air Group, Inc.(1)	18,946	$ 1,063,628
Southwest Airlines Co.(1)	21,432	938,722
		$ 2,002,350
Automobiles — 0.9%
General Motors Co.(1)	14,502	$ 677,533
Honda Motor Co., Ltd.	27,700	841,551
Tesla, Inc.(1)	4,285	3,729,792
Toyota Motor Corp.	65,100	1,191,081
Volkswagen AG, PFC Shares	4,383	861,600
		$ 7,301,557
Banks — 5.5%
Bank of America Corp.	50,248	$ 2,220,962
Bank of Nova Scotia (The)	24,667	1,787,506
BNP Paribas S.A.	21,426	1,243,233
Cadence Bank	26,105	825,440
Cathay General Bancorp	27,358	1,286,647
Citigroup, Inc.	21,814	1,292,043
Commonwealth Bank of Australia	24,061	1,632,381
Community Bank System, Inc.	11,408	832,100
CVB Financial Corp.	36,966	871,658
First Financial Bancorp	38,790	953,458
First Interstate BancSystem, Inc., Class A	18,470	749,882
First Merchants Corp.	36,360	1,590,386
Fulton Financial Corp.	53,873	970,791
Glacier Bancorp, Inc.	15,712	870,445
Heartland Financial USA, Inc.	17,157	851,330
Home BancShares, Inc.	36,236	848,285
Independent Bank Group, Inc.	11,676	900,803
JPMorgan Chase & Co.	19,284	2,734,471
Mizuho Financial Group, Inc.	60,400	796,019
Security	Shares	Value
Banks (continued)
National Australia Bank, Ltd.	66,204	$ 1,390,485
NBT Bancorp, Inc.	23,892	916,736
Old National Bancorp	45,817	837,535
Pacific Premier Bancorp, Inc.	21,960	850,072
PNC Financial Services Group, Inc. (The)	4,805	957,396
Royal Bank of Canada	21,216	2,346,900
Sandy Spring Bancorp, Inc.	22,124	1,041,819
Shizuoka Bank, Ltd. (The)	101,000	746,709
Sumitomo Mitsui Financial Group, Inc.	19,000	673,783
Sumitomo Mitsui Trust Holdings, Inc.	24,600	874,087
Toronto-Dominion Bank (The)	28,181	2,274,046
Truist Financial Corp.	22,496	1,399,701
U.S. Bancorp	13,983	790,599
UMB Financial Corp.	10,589	1,078,596
United Bankshares, Inc.	22,055	807,654
Valley National Bancorp	78,406	1,095,332
Wells Fargo & Co.	39,777	2,122,899
WesBanco, Inc.	41,795	1,527,189
Westpac Banking Corp.	70,202	1,160,175
		$ 46,149,553
Beverages — 0.8%
Asahi Group Holdings, Ltd.	14,600	$ 588,955
Coca-Cola Co. (The)	31,206	1,942,261
Diageo PLC	28,921	1,432,814
Kirin Holdings Co., Ltd.	55,100	916,063
PepsiCo, Inc.	10,052	1,645,914
		$ 6,526,007
Biotechnology — 0.3%
Amgen, Inc.	5,732	$ 1,298,183
Biogen, Inc.(1)	3,379	713,003
Gilead Sciences, Inc.	8,927	539,191
		$ 2,550,377
Building Products — 0.3%
Daikin Industries, Ltd.	3,700	$ 683,777
Kingspan Group PLC	8,400	820,362
Simpson Manufacturing Co., Inc.	7,506	889,536
		$ 2,393,675
Capital Markets — 1.1%
Bank of New York Mellon Corp. (The)	20,065	$ 1,066,455
BlackRock, Inc.	1,014	754,305
Charles Schwab Corp. (The)	12,627	1,066,477
CME Group, Inc.	2,642	624,912

6
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
FactSet Research Systems, Inc.	2,663	$ 1,081,418
Hong Kong Exchanges & Clearing, Ltd.	22,600	1,095,120
Intercontinental Exchange, Inc.	8,735	1,119,128
Partners Group Holding AG	553	747,539
S&P Global, Inc.	3,909	1,468,611
		$ 9,023,965
Chemicals — 2.8%
Air Liquide S.A.	11,839	$ 1,966,518
Air Products and Chemicals, Inc.	1,947	460,076
Air Water, Inc.(2)	55,500	808,002
Akzo Nobel NV	11,053	1,051,606
Arkema S.A.	8,131	1,078,310
Asahi Kasei Corp.	94,700	888,743
BASF SE	12,457	829,465
Eastman Chemical Co.	12,240	1,450,073
Ecolab, Inc.	10,654	1,877,874
Ems-Chemie Holding AG	1,596	1,578,653
Givaudan S.A.	392	1,636,759
Linde PLC	10,485	3,074,621
Novozymes A/S, Class B	14,356	942,222
PPG Industries, Inc.	8,831	1,178,497
Sherwin-Williams Co. (The)	3,111	818,597
Shin-Etsu Chemical Co., Ltd.	8,500	1,327,599
Sika AG	4,982	1,653,200
Symrise AG	8,408	1,000,103
		$ 23,620,918
Commercial Services & Supplies — 0.1%
Brink's Co. (The)	9,542	$ 668,512
Securitas AB, Class B	26,897	325,639
		$ 994,151
Communications Equipment — 0.2%
Cisco Systems, Inc.	23,755	$ 1,324,816
		$ 1,324,816
Construction & Engineering — 0.2%
Eiffage S.A.	4,734	$ 482,224
Kandenko Co., Ltd.	116,300	884,353
		$ 1,366,577
Consumer Finance — 0.2%
Aeon Financial Service Co., Ltd.(2)	49,200	$ 506,739
Security	Shares	Value
Consumer Finance (continued)
American Express Co.	8,303	$ 1,615,266
		$ 2,122,005
Containers & Packaging — 0.1%
Sonoco Products Co.	14,521	$ 852,673
		$ 852,673
Diversified Consumer Services — 0.1%
InvoCare, Ltd.	103,588	$ 976,206
		$ 976,206
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	8,462	$ 2,720,110
		$ 2,720,110
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	42,841	$ 1,014,904
Verizon Communications, Inc.	10,781	578,616
		$ 1,593,520
Electric Utilities — 0.4%
Enel SpA	103,066	$ 759,487
Iberdrola S.A.	80,354	911,663
NextEra Energy, Inc.	12,678	992,307
Southern Co. (The)	13,416	868,955
		$ 3,532,412
Electrical Equipment — 0.2%
AMETEK, Inc.	6,028	$ 782,374
Eaton Corp. PLC	5,895	909,540
		$ 1,691,914
Electronic Equipment, Instruments & Components — 0.2%
Canon Marketing Japan, Inc.	24,600	$ 514,148
Hexagon AB, Class B	57,694	779,427
Keyence Corp.	1,500	709,501
		$ 2,003,076
Energy Equipment & Services — 0.5%
Halliburton Co.	55,065	$ 1,846,329
Tenaris S.A.	167,499	2,158,605
		$ 4,004,934

7
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Entertainment — 0.2%
Walt Disney Co. (The)(1)	13,010	$ 1,931,465
		$ 1,931,465
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.	3,207	$ 727,572
Crown Castle International Corp.	5,008	834,283
Equinix, Inc.	1,097	778,574
ProLogis, Inc.	6,250	911,562
		$ 3,251,991
Food & Staples Retailing — 1.0%
Aeon Co., Ltd.(2)	36,500	$ 826,860
Costco Wholesale Corp.	2,995	1,555,154
Loblaw Cos., Ltd.	18,837	1,469,360
Performance Food Group Co.(1)	19,981	1,119,735
SAN-A Co., Ltd.(2)	14,700	545,812
Seven & i Holdings Co., Ltd.(2)	20,700	1,007,215
Tsuruha Holdings, Inc.	4,700	377,855
Walmart, Inc.	6,925	935,983
Yaoko Co., Ltd.(2)	16,300	933,933
		$ 8,771,907
Food Products — 1.5%
AAK AB	65,737	$ 1,196,060
Calbee, Inc.(2)	21,100	474,449
Darling Ingredients, Inc.(1)	21,328	1,545,853
Ezaki Glico Co., Ltd.	28,000	955,202
House Foods Group, Inc.	35,400	915,173
Kagome Co., Ltd.	34,500	921,013
Kewpie Corp.	42,100	898,649
MEIJI Holdings Co., Ltd.	11,400	684,205
Nestle S.A.	16,445	2,142,713
Nisshin Seifun Group, Inc.	42,500	603,247
Saputo, Inc.	23,295	570,842
Simply Good Foods Co. (The)(1)	36,899	1,462,307
		$ 12,369,713
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	14,240	$ 1,717,629
Becton, Dickinson and Co.	2,823	765,823
Edwards Lifesciences Corp.(1)	6,975	783,781
Intuitive Surgical, Inc.(1)	3,801	1,103,544
Medtronic PLC	8,998	944,700
Stryker Corp.	3,303	869,845
		$ 6,185,322
Security	Shares	Value
Health Care Providers & Services — 0.9%
Cigna Corp.	3,969	$ 943,749
CVS Health Corp.	10,400	1,077,960
HCA Healthcare, Inc.	3,509	878,338
Humana, Inc.	1,365	592,847
Quest Diagnostics, Inc.	5,101	669,608
Ryman Healthcare, Ltd.(2)	72,431	492,667
UnitedHealth Group, Inc.	5,603	2,666,300
		$ 7,321,469
Hotels, Restaurants & Leisure — 0.3%
Flutter Entertainment PLC(1)	3,869	$ 557,167
J D Wetherspoon PLC(1)	54,501	635,040
La Francaise des Jeux SAEM(3)	20,657	856,280
McDonald's Corp.	3,770	922,783
		$ 2,971,270
Household Durables — 0.1%
Sony Group Corp.	7,600	$ 776,509
		$ 776,509
Household Products — 0.5%
Henkel AG & Co. KGaA	15,069	$ 1,158,612
Kimberly-Clark Corp.	4,432	576,825
Procter & Gamble Co. (The)	7,596	1,184,140
Reckitt Benckiser Group PLC	10,759	911,041
		$ 3,830,618
Industrial Conglomerates — 0.4%
3M Co.	5,247	$ 779,966
General Electric Co.	8,726	833,420
Siemens AG	5,562	783,588
Smiths Group PLC	32,780	668,731
		$ 3,065,705
Insurance — 1.7%
Aflac, Inc.	17,242	$ 1,053,314
AIA Group, Ltd.	140,600	1,459,968
Allianz SE	9,130	2,058,060
Aon PLC, Class A	3,699	1,080,626
AXA S.A.	19,916	538,879
Dai-ichi Life Holdings, Inc.	38,000	789,189
Marsh & McLennan Cos., Inc.	5,319	826,626
MS&AD Insurance Group Holdings, Inc.	25,500	862,836
Muenchener Rueckversicherungs-Gesellschaft AG	1,789	490,789
Progressive Corp. (The)	11,632	1,232,178
Swiss Life Holding AG	2,805	1,711,547

8
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Tokio Marine Holdings, Inc.	10,300	$ 586,081
Zurich Insurance Group AG	3,337	1,531,670
		$ 14,221,763
Interactive Media & Services — 1.6%
Alphabet, Inc., Class A(1)	1,800	$ 4,862,052
Alphabet, Inc., Class C(1)	1,852	4,996,363
Meta Platforms, Inc., Class A(1)	14,272	3,011,820
Tencent Holdings, Ltd.	14,100	760,854
		$ 13,631,089
Internet & Direct Marketing Retail — 0.9%
Amazon.com, Inc.(1)	2,403	$ 7,380,238
JD.com, Inc., Class A(4)(5)	671	23,968
		$ 7,404,206
IT Services — 1.0%
Amdocs, Ltd.	8,111	$ 638,336
Fidelity National Information Services, Inc.	6,569	625,566
Fiserv, Inc.(1)	4,882	476,825
Mastercard, Inc., Class A	2,446	882,566
Nexi SpA(1)(2)(3)	39,711	542,371
Otsuka Corp.	11,400	442,816
Shopify, Inc., Class A(1)	1,247	865,688
Sopra Steria Group SACA	4,293	765,643
TIS, Inc.	27,100	641,420
Visa, Inc., Class A	11,259	2,433,295
		$ 8,314,526
Life Sciences Tools & Services — 0.5%
Danaher Corp.	3,285	$ 901,437
Illumina, Inc.(1)	1,779	581,021
Mettler-Toledo International, Inc.(1)	638	898,776
Thermo Fisher Scientific, Inc.	3,188	1,734,272
		$ 4,115,506
Machinery — 0.4%
Indutrade AB	42,915	$ 949,339
Mueller Industries, Inc.	26,569	1,515,762
PACCAR, Inc.	8,381	769,460
Traton SE	20,857	425,991
		$ 3,660,552
Security	Shares	Value
Media — 0.1%
Fuji Media Holdings, Inc.	48,400	$ 525,320
		$ 525,320
Multiline Retail — 0.3%
Big Lots, Inc.	18,119	$ 629,816
Dollarama, Inc.	16,364	845,635
Pan Pacific International Holdings Corp.	25,800	422,296
Target Corp.	3,535	706,187
		$ 2,603,934
Multi-Utilities — 0.4%
Dominion Energy, Inc.	11,454	$ 910,937
National Grid PLC	75,542	1,142,147
NorthWestern Corp.(2)	19,750	1,194,480
		$ 3,247,564
Oil, Gas & Consumable Fuels — 2.3%
Chevron Corp.	18,107	$ 2,607,408
ConocoPhillips	11,368	1,078,369
Exxon Mobil Corp.	35,096	2,752,228
Galp Energia SGPS S.A., Class B	115,777	1,281,571
Hess Corp.	15,291	1,545,308
ONEOK, Inc.	17,847	1,165,409
Pioneer Natural Resources Co.	9,794	2,346,642
Repsol S.A.	121,410	1,575,421
Royal Dutch Shell PLC	39,775	1,048,898
Suncor Energy, Inc.	67,351	2,059,586
TC Energy Corp.	22,945	1,232,785
Valero Energy Corp.	10,843	905,499
		$ 19,599,124
Paper and Forest Products — 0.1%
Mondi PLC	40,460	$ 848,910
		$ 848,910
Personal Products — 0.6%
Beiersdorf AG	8,756	$ 887,578
Edgewell Personal Care Co.	24,778	884,079
Kao Corp.	16,900	790,022
Kose Corp.(2)	5,400	619,052
L'Oreal S.A.	2,967	1,172,927
Unilever PLC	17,493	878,708
		$ 5,232,366
Pharmaceuticals — 1.8%
Bayer AG	6,498	$ 375,344

9
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	8,348	$ 573,257
Eli Lilly & Co.	5,860	1,464,707
Johnson & Johnson	18,734	3,083,054
Merck & Co., Inc.	8,604	658,894
Novo Nordisk A/S, Class B	17,471	1,807,959
Pfizer, Inc.	52,564	2,467,354
Roche Holding AG PC	6,578	2,491,308
Sanofi	11,110	1,161,356
Zoetis, Inc.	4,313	835,213
		$ 14,918,446
Professional Services — 0.2%
AFRY AB	19,925	$ 378,826
Recruit Holdings Co., Ltd.	13,300	561,395
Teleperformance SE	3,190	1,183,688
		$ 2,123,909
Real Estate Management & Development — 0.1%
Nexity S.A.	21,705	$ 855,564
		$ 855,564
Road & Rail — 1.5%
Central Japan Railway Co.	2,900	$ 391,837
CSX Corp.	90,894	3,082,216
J.B. Hunt Transport Services, Inc.	14,121	2,865,574
Norfolk Southern Corp.	8,340	2,139,377
Old Dominion Freight Line, Inc.	4,771	1,498,237
Union Pacific Corp.	10,956	2,694,628
		$ 12,671,869
Semiconductors & Semiconductor Equipment — 1.2%
ASML Holding NV	1,735	$ 1,160,756
Intel Corp.	28,347	1,352,152
NVIDIA Corp.	13,516	3,295,877
QUALCOMM, Inc.	6,460	1,111,055
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27,076	2,897,403
		$ 9,817,243
Software — 1.8%
Adobe, Inc.(1)	1,526	$ 713,680
ANSYS, Inc.(1)	1,943	629,901
Constellation Software, Inc.	516	869,632
Microsoft Corp.	39,237	11,723,623
Security	Shares	Value
Software (continued)
Oracle Corp.	13,008	$ 988,218
VMware, Inc., Class A	3,756	440,654
		$ 15,365,708
Specialty Retail — 0.5%
Bilia AB, Class A(2)	44,656	$ 579,896
Home Depot, Inc. (The)	7,097	2,241,446
Industria de Diseno Textil S.A.	17,060	445,023
TJX Cos., Inc. (The)	13,103	866,108
		$ 4,132,473
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	95,036	$ 15,692,344
Samsung Electronics Co., Ltd. GDR	394	591,071
		$ 16,283,415
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	6,191	$ 845,381
Swatch Group AG (The)	2,653	815,841
		$ 1,661,222
Thrifts & Mortgage Finance — 0.3%
Capitol Federal Financial, Inc.	106,044	$ 1,158,000
Washington Federal, Inc.	48,486	1,725,132
		$ 2,883,132
Tobacco — 0.2%
Japan Tobacco, Inc.	43,800	$ 805,533
Philip Morris International, Inc.	11,064	1,118,238
		$ 1,923,771
Trading Companies & Distributors — 0.8%
Brenntag SE	10,953	$ 918,217
Bunzl PLC	17,838	704,918
Fastenal Co.	14,534	747,920
ITOCHU Corp.	29,100	948,328
Mitsubishi Corp.	25,700	864,129
Mitsui & Co., Ltd.	91,100	2,271,369
		$ 6,454,881
Wireless Telecommunication Services — 0.2%
SoftBank Corp.	61,900	$ 782,068

10
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services (continued)
SoftBank Group Corp.	12,500	$ 560,950
T-Mobile US, Inc.(1)	6,064	747,146
		$ 2,090,164
Total Common Stocks (identified cost $253,356,802)		$354,842,957

Exchange-Traded Funds — 30.0%
Security	Shares	Value
Equity Funds — 3.0%
iShares MSCI China ETF(2)	123,606	$ 7,244,547
iShares MSCI South Korea ETF(2)	109,300	7,914,413
iShares MSCI Taiwan ETF(2)	154,400	9,869,248
		$ 25,028,208
Fixed Income Funds — 27.0%
First Trust Low Duration Opportunities ETF	836,828	$ 41,448,091
iShares 10+ Year Investment Grade Corporate Bond ETF(2)	116,000	7,401,960
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	377,800	36,578,596
ProShares Investment Grade-Interest Rate Hedged ETF	589,300	42,459,065
VanEck Emerging Markets High Yield Bond ETF(2)	3,295,000	67,382,750
WisdomTree Floating Rate Treasury Fund	1,306,000	32,819,780
		$228,090,242
Total Exchange-Traded Funds (identified cost $268,573,205)		$253,118,450

U.S. Treasury Obligations — 8.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 5/15/40	$2,189	$ 1,821,478
1.125%, 8/15/40	4,622	3,830,761
3.875%, 8/15/40	5,183	6,510,711
4.375%, 11/15/39	7,989	10,670,084
U.S. Treasury Notes:
0.625%, 5/15/30	6,786	6,168,989
1.50%, 2/15/30	7,493	7,320,895
2.375%, 5/15/29	10,529	10,925,894
2.625%, 2/15/29	8,964	9,435,100
2.875%, 5/15/28	4,006	4,255,542
2.875%, 8/15/28	5,210	5,544,889
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
3.125%, 11/15/28	$7,534	$ 8,150,985
Total U.S. Treasury Obligations (identified cost $82,261,547)		$ 74,635,328

Short-Term Investments — 20.9%
Affiliated Fund — 19.3%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(6)	162,886,021	$ 162,869,733
Total Affiliated Fund (identified cost $162,870,600)		$162,869,733

Securities Lending Collateral — 1.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%(7)	13,527,793	$ 13,527,793
Total Securities Lending Collateral (identified cost $13,527,793)		$ 13,527,793
Total Short-Term Investments (identified cost $176,398,393)		$176,397,526
Total Investments — 101.7% (identified cost $780,589,947)		$858,994,261
Other Assets, Less Liabilities — (1.7)%		$ (14,660,803)
Net Assets — 100.0%		$844,333,458
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at February 28, 2022. The aggregate market value of securities on loan at February 28, 2022 was $18,565,162.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2022, the aggregate value of these securities is $1,398,651 or 0.2% of the Fund's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).
(5)	Restricted security (see Note 8).
(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2022.

11
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

(7)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	56.7%	$478,669,598
Japan	4.2	35,735,873
Canada	1.7	14,321,980
Switzerland	1.7	14,309,230
United Kingdom	1.3	11,345,828
France	1.3	11,304,622
Germany	1.2	9,789,347
Australia	0.6	5,159,247
Sweden	0.5	4,209,187
Ireland	0.4	3,231,769
Spain	0.3	2,932,107
Taiwan	0.3	2,897,403
Denmark	0.3	2,750,181
Hong Kong	0.3	2,555,088
Netherlands	0.3	2,212,362
Italy	0.2	1,301,858
Portugal	0.1	1,281,571
China	0.1	784,822
South Korea	0.1	591,071
New Zealand	0.1	492,667
Exchange-Traded Funds	30.0	253,118,450
Total Investments	101.7%	$858,994,261
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares
12
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Statement of Assets and Liabilities (Unaudited)

February 28, 2022
Assets
Unaffiliated investments, at value including $18,565,162 of securities on loan (identified cost $617,719,347)	$ 696,124,528
Affiliated investment, at value (identified cost $162,870,600)	162,869,733
Foreign currency, at value (identified cost $1,220)	1,288
Dividends and interest receivable	911,850
Dividends receivable from affiliated investment	7,233
Receivable for investments sold	24,386
Receivable for Fund shares sold	1,085,650
Securities lending income receivable	14,889
Tax reclaims receivable	253,849
Total assets	$861,293,406
Liabilities
Collateral for securities loaned	$ 13,527,793
Payable for investments purchased	48,772
Payable for Fund shares redeemed	2,547,364
Payable to affiliates:
Investment adviser and administration fee	541,065
Distribution and service fees	88,238
Accrued expenses	206,716
Total liabilities	$ 16,959,948
Net Assets	$844,333,458
Sources of Net Assets
Paid-in capital	$ 761,275,045
Distributable earnings	83,058,413
Net Assets	$844,333,458
Class A Shares
Net Assets	$ 115,954,385
Shares Outstanding	7,836,081
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.80
Maximum Offering Price Per Share (100 ÷ 94.25 of net asset value per share)	$ 15.70
Class C Shares
Net Assets	$ 84,302,331
Shares Outstanding	5,821,828
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 14.48
Class I Shares
Net Assets	$ 644,076,742
Shares Outstanding	43,327,894
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.87
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
13
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Statement of Operations (Unaudited)

Six Months Ended
February 28, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $128,352)	$ 8,923,277
Dividend income from affiliated investment	24,804
Interest income	330,602
Securities lending income, net	51,266
Total investment income	$ 9,329,949
Expenses
Investment adviser and administration fee	$ 3,558,760
Distribution and service fees:
Class A	145,359
Class C	452,964
Trustees’ fees and expenses	21,522
Custodian fee	119,502
Transfer and dividend disbursing agent fees	191,052
Legal and accounting services	29,579
Printing and postage	21,945
Registration fees	32,073
Miscellaneous	8,622
Total expenses	$ 4,581,378
Net investment income	$ 4,748,571
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 22,393,607
Investment transactions - affiliated investment	(4,458)
Foreign currency transactions	(112,031)
Capital gain distributions received	88,641
Net realized gain	$ 22,365,759
Change in unrealized appreciation (depreciation):
Investments	$ (59,033,239)
Investments - affiliated investment	(867)
Foreign currency	(8,024)
Net change in unrealized appreciation (depreciation)	$(59,042,130)
Net realized and unrealized loss	$(36,676,371)
Net decrease in net assets from operations	$(31,927,800)
14
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Statements of Changes in Net Assets

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,748,571	$ 7,408,313
Net realized gain	22,365,759	22,411,785
Net change in unrealized appreciation (depreciation)	(59,042,130)	50,399,936
Net increase (decrease) in net assets from operations	$ (31,927,800)	$ 80,220,034
Distributions to shareholders:
Class A	$ (6,140,478)	$ (2,975,278)
Class C	(4,238,367)	(2,138,196)
Class I	(35,703,092)	(17,709,119)
Total distributions to shareholders	$ (46,081,937)	$ (22,822,593)
Transactions in shares of beneficial interest:
Class A	$ 8,057,617	$ 13,016,353
Class C	(3,280,743)	(12,173,497)
Class I	38,599,802	74,888,327
Net increase in net assets from Fund share transactions	$ 43,376,676	$ 75,731,183
Net increase (decrease) in net assets	$ (34,633,061)	$133,128,624
Net Assets
At beginning of period	$ 878,966,519	$ 745,837,895
At end of period	$844,333,458	$878,966,519
15
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Financial Highlights

	Class A
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 16.210	$ 15.140	$ 14.370	$ 15.110	$ 14.330	$ 13.060
Income (Loss) From Operations
Net investment income(1)	$ 0.077	$ 0.127	$ 0.097	$ 0.161	$ 0.157	$ 0.156
Net realized and unrealized gain (loss)	(0.644)	1.390	1.284	(0.542)	0.934	1.176
Total income (loss) from operations	$ (0.567)	$ 1.517	$ 1.381	$ (0.381)	$ 1.091	$ 1.332
Less Distributions
From net investment income	$ (0.139)	$ (0.084)	$ (0.191)	$ (0.071)	$ (0.154)	$ (0.062)
From net realized gain	(0.704)	(0.363)	(0.420)	(0.288)	(0.157)	—
Total distributions	$ (0.843)	$ (0.447)	$ (0.611)	$ (0.359)	$ (0.311)	$ (0.062)
Net asset value — End of period	$ 14.800	$ 16.210	$15.140	$14.370	$15.110	$14.330
Total Return(2)	(3.70)% (3)	10.23%	9.93%	(2.43)%	7.67%	10.24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$115,954	$118,419	$ 97,873	$ 76,453	$ 87,728	$ 84,551
Ratios (as a percentage of average daily net assets):
Expenses	1.18% (4)	1.18%	1.21%	1.22%	1.20%	1.26%
Net investment income	1.00% (4)	0.82%	0.68%	1.14%	1.05%	1.15%
Portfolio Turnover	6% (3)	63%	70%	85%	44%	41%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
16
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Financial Highlights — continued

	Class C
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 15.810	$ 14.780	$ 14.030	$ 14.790	$ 14.030	$ 12.830
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.019	$ 0.008	$ (0.010)	$ 0.054	$ 0.045	$ 0.053
Net realized and unrealized gain (loss)	(0.630)	1.351	1.258	(0.531)	0.920	1.147
Total income (loss) from operations	$ (0.611)	$ 1.359	$ 1.248	$ (0.477)	$ 0.965	$ 1.200
Less Distributions
From net investment income	$ (0.015)	$ —	$ (0.078)	$ —	$ (0.048)	$ —
From net realized gain	(0.704)	(0.329)	(0.420)	(0.283)	(0.157)	—
Total distributions	$ (0.719)	$ (0.329)	$ (0.498)	$ (0.283)	$ (0.205)	$ —
Net asset value — End of period	$14.480	$15.810	$ 14.780	$ 14.030	$ 14.790	$ 14.030
Total Return(2)	(4.04)% (3)	9.34%	9.14%	(3.16)%	6.91%	9.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 84,302	$ 95,493	$101,075	$121,049	$141,787	$124,228
Ratios (as a percentage of average daily net assets):
Expenses	1.93% (4)	1.93%	1.96%	1.97%	1.95%	2.01%
Net investment income (loss)	0.25% (4)	0.05%	(0.07)%	0.39%	0.31%	0.40%
Portfolio Turnover	6% (3)	63%	70%	85%	44%	41%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
17
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Financial Highlights — continued

	Class I
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 16.300	$ 15.220	$ 14.440	$ 15.190	$ 14.390	$ 13.130
Income (Loss) From Operations
Net investment income(1)	$ 0.097	$ 0.167	$ 0.133	$ 0.199	$ 0.196	$ 0.192
Net realized and unrealized gain (loss)	(0.646)	1.392	1.294	(0.552)	0.952	1.164
Total income (loss) from operations	$ (0.549)	$ 1.559	$ 1.427	$ (0.353)	$ 1.148	$ 1.356
Less Distributions
From net investment income	$ (0.177)	$ (0.116)	$ (0.227)	$ (0.109)	$ (0.191)	$ (0.096)
From net realized gain	(0.704)	(0.363)	(0.420)	(0.288)	(0.157)	—
Total distributions	$ (0.881)	$ (0.479)	$ (0.647)	$ (0.397)	$ (0.348)	$ (0.096)
Net asset value — End of period	$ 14.870	$ 16.300	$ 15.220	$ 14.440	$ 15.190	$ 14.390
Total Return(2)	(3.57)% (3)	10.47%	10.24%	(2.22)%	8.04%	10.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$644,077	$665,055	$546,890	$467,649	$563,130	$415,089
Ratios (as a percentage of average daily net assets):
Expenses	0.93% (4)	0.93%	0.96%	0.97%	0.95%	1.01%
Net investment income	1.24% (4)	1.06%	0.92%	1.40%	1.32%	1.40%
Portfolio Turnover	6% (3)	63%	70%	85%	44%	41%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
18
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Richard Bernstein All Asset Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
19

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
D  Federal Taxes— The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of February 28, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses do not include the Fund’s pro rata share of the indirect expenses borne by the Fund from its investments in exchange-traded funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to February 28, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
20

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 781,071,762
Gross unrealized appreciation	$ 112,212,683
Gross unrealized depreciation	(34,290,184)
Net unrealized appreciation	$ 77,922,499
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the six months ended February 28, 2022, the investment adviser and administration fee amounted to $3,558,760 or 0.83% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2022, EVM earned $12,757 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,147 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2022. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended February 28, 2022 in the amount of $2,050. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2022 amounted to $145,359 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2022, the Fund paid or accrued to EVD $339,723 for Class C shares.
21

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2022 amounted to $113,241 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2022, the Fund was informed that EVD received approximately $500 and $5,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $44,840,473 and $193,861,144, respectively, for the six months ended February 28, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	818,688	$ 12,717,510	1,757,239	$ 27,204,715
Issued to shareholders electing to receive payments of distributions in Fund shares	240,481	3,698,597	117,856	1,784,346
Redemptions	(693,492)	(10,908,188)	(1,354,951)	(20,944,182)
Converted from Class C shares	164,359	2,549,698	321,417	4,971,474
Net increase	530,036	$ 8,057,617	841,561	$ 13,016,353
Class C
Sales	355,774	$ 5,413,360	1,017,811	$ 15,427,834
Issued to shareholders electing to receive payments of distributions in Fund shares	210,589	3,175,685	106,998	1,588,915
Redemptions	(615,177)	(9,320,090)	(1,597,341)	(24,218,772)
Converted to Class A shares	(168,185)	(2,549,698)	(329,144)	(4,971,474)
Net decrease	(216,999)	$ (3,280,743)	(801,676)	$ (12,173,497)
Class I
Sales	6,163,026	$ 96,114,662	11,618,284	$ 180,319,034
Issued to shareholders electing to receive payments of distributions in Fund shares	1,716,595	26,504,235	808,813	12,285,864
Redemptions	(5,358,768)	(84,019,095)	(7,563,984)	(117,716,571)
Net increase	2,520,853	$ 38,599,802	4,863,113	$ 74,888,327
22

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

8  Restricted Securities
At February 28, 2022, the Fund owned the following security (representing less than 0.05% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
JD.com, Inc., Class A	1/20/22	671	$ 24,478	$ 23,968
Total Common Stocks			$24,478	$23,968
Total Restricted Securities			$24,478	$23,968
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2022.
10  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At February 28, 2022, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $18,565,162 and $19,295,901, respectively. Collateral received was comprised of cash of $13,527,793 and U.S. government and/or agencies securities of $5,768,108. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
23

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$ 1,505,122	$ —	$ —	$ —	$ 1,505,122
Exchange-Traded Funds	12,022,671	—	—	—	12,022,671
Total	$13,527,793	$ —	$ —	$ —	$13,527,793
The carrying amount of the liability for collateral for securities loaned at February 28, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at February 28, 2022.
11  Investments in Affiliated Funds
At February 28, 2022, the value of the Fund's investment in affiliated funds was $162,869,733, which represents 19.3% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended February 28, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$9,749,850	$206,574,670	$(53,449,462)	$(4,458)	$(867)	$162,869,733	$24,804	162,886,021
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 17,142,366	$ 2,629,192	$ —	$ 19,771,558
Consumer Discretionary	18,844,919	8,958,490	23,968	27,827,377
Consumer Staples	16,010,691	22,643,691	—	38,654,382
Energy	17,539,563	6,064,495	—	23,604,058
Financials	56,225,239	20,895,289	—	77,120,528
Health Care	28,762,486	6,328,634	—	35,091,120
Industrials	29,208,407	14,246,711	—	43,455,118
24

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Information Technology	$ 46,961,631	$ 6,147,153	$ —	$ 53,108,784
Materials	9,712,411	15,610,090	—	25,322,501
Real Estate	3,251,991	855,564	—	4,107,555
Utilities	3,966,679	2,813,297	—	6,779,976
Total Common Stocks	$247,626,383	$107,192,606**	$23,968	$354,842,957
Exchange-Traded Funds	$ 253,118,450	$ —	$ —	$ 253,118,450
U.S. Treasury Obligations	—	74,635,328	—	74,635,328
Short-Term Investments:
Affiliated Fund	—	162,869,733	—	162,869,733
Securities Lending Collateral	13,527,793	—	—	13,527,793
Total Investments	$514,272,626	$344,697,667	$23,968	$858,994,261
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended February 28, 2022 is not presented.
13  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
25

Eaton Vance
Richard Bernstein All Asset Strategy Fund
February 28, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser*
Thomas E. Faust Jr.**
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser*

*	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
**	Interested Trustee
26

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
27

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
29

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Richard Bernstein Advisors LLC
1251 Avenue of the Americas
Suite 4102
New York, NY 10020
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7781    2.28.22

Eaton Vance
Richard Bernstein Equity
Strategy Fund
Semiannual Report
February 28, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2022
Eaton Vance
Richard Bernstein Equity Strategy Fund

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Performance

Portfolio Manager(s) Richard Bernstein, Matthew Griswold, CFA, Henry Timmons, CFA and Dan Suzuki, CFA, each of Richard Bernstein Advisors LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/12/2010	10/12/2010	(3.21)%	7.85%	10.37%	10.19%
Class A with 5.75% Maximum Sales Charge	—	—	(8.77)	1.64	9.06	9.54
Class C at NAV	10/12/2010	10/12/2010	(3.59)	7.06	9.54	9.53
Class C with 1% Maximum Sales Charge	—	—	(4.45)	6.11	9.54	9.53
Class I at NAV	10/12/2010	10/12/2010	(3.11)	8.10	10.64	10.47

MSCI ACWI Index	—	—	(5.26)%	7.81%	11.43%	9.83%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	1.27%	2.02%	1.02%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Fund Profile

Country Allocation (% of net assets)*
*	The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the chart, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.
Equity Sector Allocation (% of net assets)*
*	The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the chart, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.
Top 10 Holdings (% of net assets)**
Apple, Inc.	4.2%
Microsoft Corp.	3.4
iShares MSCI Taiwan ETF	2.7
Amazon.com, Inc.	2.1
iShares MSCI South Korea ETF	1.9
iShares MSCI China ETF	1.6
Alphabet, Inc., Class A	1.4
Alphabet, Inc., Class C	1.1
NVIDIA Corp.	1.1
Tesla, Inc.	1.0
Total	20.5%

**	Excludes cash and cash equivalents.

3

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Endnotes and Additional Disclosures

[1]	MSCI ACWI Index is an unmanaged free-float-adjusted, market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (9/1/21)	Ending Account Value (2/28/22)	Expenses Paid During Period* (9/1/21 – 2/28/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 967.90	$5.76	1.18%
Class C	$1,000.00	$ 964.10	$9.40	1.93%
Class I	$1,000.00	$ 968.90	$4.54	0.93%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.94	$5.91	1.18%
Class C	$1,000.00	$1,015.22	$9.64	1.93%
Class I	$1,000.00	$1,020.18	$4.66	0.93%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2021.
5

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 92.5%
Security	Shares	Value
Aerospace & Defense — 1.1%
Boeing Co. (The)(1)	7,826	$ 1,606,991
Lockheed Martin Corp.	3,934	1,706,569
Northrop Grumman Corp.	6,372	2,817,316
Raytheon Technologies Corp.	16,990	1,744,873
Thales S.A.	12,529	1,432,351
		$ 9,308,100
Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	17,404	$ 1,682,619
Expeditors International of Washington, Inc.	19,904	2,057,277
FedEx Corp.	8,076	1,795,053
United Parcel Service, Inc., Class B	17,938	3,774,514
		$ 9,309,463
Airlines — 0.4%
Alaska Air Group, Inc.(1)	34,123	$ 1,915,665
Southwest Airlines Co.(1)	40,514	1,774,513
		$ 3,690,178
Auto Components — 0.2%
Cie Generale des Etablissements Michelin SCA	13,654	$ 1,879,576
		$ 1,879,576
Automobiles — 1.6%
General Motors Co.(1)	23,623	$ 1,103,667
Honda Motor Co., Ltd.	45,100	1,370,178
Tesla, Inc.(1)	9,885	8,604,201
Toyota Motor Corp.	115,300	2,109,549
		$ 13,187,595
Banks — 11.8%
Atlantic Union Bankshares Corp.	46,133	$ 1,874,384
Bank of America Corp.	133,794	5,913,695
Bank of Nova Scotia (The)	48,154	3,489,503
BankUnited, Inc.	43,563	1,925,485
BNP Paribas S.A.	42,794	2,483,101
Cadence Bank	236,499	7,478,098
Cathay General Bancorp	71,898	3,381,363
Citigroup, Inc.	42,863	2,538,775
Columbia Banking System, Inc.	40,398	1,479,779
Commonwealth Bank of Australia	46,906	3,182,265
Community Bank System, Inc.	30,086	2,194,473
Security	Shares	Value
Banks (continued)
CVB Financial Corp.	78,936	$ 1,861,311
First Financial Bancorp	82,708	2,032,963
First Horizon Corp.	112,713	2,646,501
Fulton Financial Corp.	114,617	2,065,398
Glacier Bancorp, Inc.	40,247	2,229,684
Hilltop Holdings, Inc.	51,451	1,590,865
Home BancShares, Inc.	83,567	1,956,303
Independent Bank Group, Inc.	25,489	1,966,476
JPMorgan Chase & Co.	36,466	5,170,879
Mizuho Financial Group, Inc.	98,300	1,295,508
National Australia Bank, Ltd.	128,757	2,704,288
Old National Bancorp	124,003	2,266,775
Pacific Premier Bancorp, Inc.	51,132	1,979,320
Royal Bank of Canada	41,292	4,567,693
Shizuoka Bank, Ltd. (The)	164,400	1,215,436
SouthState Corp.	21,077	1,896,930
Sumitomo Mitsui Financial Group, Inc.	56,300	1,996,525
Sumitomo Mitsui Trust Holdings, Inc.	40,000	1,421,280
Toronto-Dominion Bank (The)	55,779	4,501,046
Truist Financial Corp.	43,795	2,724,925
U.S. Bancorp	37,916	2,143,771
UMB Financial Corp.	24,611	2,506,876
United Bankshares, Inc.	49,983	1,830,377
Valley National Bancorp	232,858	3,253,026
Wells Fargo & Co.	76,667	4,091,718
Westpac Banking Corp.	136,470	2,255,336
		$100,112,131
Beverages — 1.9%
Asahi Group Holdings, Ltd.	35,500	$ 1,432,047
Britvic PLC	136,160	1,561,736
Coca-Cola Co. (The)	65,853	4,098,691
Diageo PLC	54,565	2,703,278
Kirin Holdings Co., Ltd.	109,600	1,822,150
PepsiCo, Inc.	26,321	4,309,800
		$ 15,927,702
Biotechnology — 0.5%
Amgen, Inc.	13,030	$ 2,951,034
Gilead Sciences, Inc.	14,614	882,686
		$ 3,833,720
Building Products — 0.5%
Daikin Industries, Ltd.	8,000	$ 1,478,436
Kingspan Group PLC	25,698	2,509,724
		$ 3,988,160

6
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets — 1.2%
BlackRock, Inc.	3,429	$ 2,550,799
Hong Kong Exchanges & Clearing, Ltd.	44,100	2,136,938
Moody's Corp.	6,984	2,249,058
Morgan Stanley(2)	18,369	1,666,803
Partners Group Holding AG	1,400	1,892,504
		$ 10,496,102
Chemicals — 5.1%
Air Liquide S.A.	24,986	$ 4,150,302
Air Products and Chemicals, Inc.	8,502	2,009,023
Air Water, Inc.(3)	100,100	1,457,315
Akzo Nobel NV	14,153	1,346,546
Arkema S.A.	14,645	1,942,179
Asahi Kasei Corp.	170,600	1,601,051
BASF SE	22,436	1,493,929
Ecolab, Inc.	11,393	2,008,130
Ems-Chemie Holding AG	3,263	3,227,534
Givaudan S.A.	1,172	4,893,576
Linde PLC	14,715	4,315,027
Nippon Shokubai Co., Ltd.	26,400	1,287,351
NOF Corp.	41,700	1,814,132
Novozymes A/S, Class B	25,857	1,697,062
PPG Industries, Inc.	12,793	1,707,226
Shin-Etsu Chemical Co., Ltd.	13,700	2,139,777
Sika AG	14,489	4,807,952
Symrise AG	15,299	1,819,763
		$ 43,717,875
Commercial Services & Supplies — 0.3%
Securitas AB, Class B	123,582	$ 1,496,192
Waste Management, Inc.	8,853	1,278,373
		$ 2,774,565
Communications Equipment — 0.3%
Cisco Systems, Inc.	51,887	$ 2,893,738
		$ 2,893,738
Construction & Engineering — 0.3%
Eiffage S.A.	21,746	$ 2,215,134
		$ 2,215,134
Construction Materials — 0.2%
CRH PLC	38,857	$ 1,766,370
		$ 1,766,370
Security	Shares	Value
Consumer Finance — 0.4%
Aeon Financial Service Co., Ltd.(3)	101,800	$ 1,048,496
American Express Co.	12,901	2,509,761
		$ 3,558,257
Containers & Packaging — 0.5%
AptarGroup, Inc.	9,421	$ 1,148,231
Huhtamaki Oyj	34,360	1,252,245
Sonoco Products Co.	29,777	1,748,505
		$ 4,148,981
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)	11,101	$ 3,568,416
		$ 3,568,416
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	59,453	$ 1,408,442
Liberty Latin America, Ltd., Class C(1)	186,956	1,886,386
Swisscom AG	1,746	1,045,875
Verizon Communications, Inc.	22,653	1,215,786
		$ 5,556,489
Electric Utilities — 0.9%
Duke Energy Corp.	13,525	$ 1,358,045
Enel SpA	193,905	1,428,874
Iberdrola S.A.	150,409	1,706,478
NextEra Energy, Inc.	21,850	1,710,200
Southern Co. (The)	21,861	1,415,937
		$ 7,619,534
Electrical Equipment — 0.7%
AMETEK, Inc.	13,315	$ 1,728,154
Eaton Corp. PLC	13,323	2,055,605
Emerson Electric Co.	20,763	1,929,298
		$ 5,713,057
Electronic Equipment, Instruments & Components — 0.7%
Canon Marketing Japan, Inc.	52,000	$ 1,086,817
Hexagon AB, Class B	213,003	2,877,601
Keyence Corp.	2,400	1,135,201
Kyocera Corp.	17,600	1,012,933
		$ 6,112,552
Energy Equipment & Services — 1.0%
Halliburton Co.	166,136	$ 5,570,540

7
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Energy Equipment & Services (continued)
NOV, Inc.	96,990	$ 1,663,379
Technip Energies NV ADR(1)	85,677	951,871
		$ 8,185,790
Entertainment — 0.6%
Netflix, Inc.(1)	3,633	$ 1,433,291
Walt Disney Co. (The)(1)	25,613	3,802,506
		$ 5,235,797
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.	5,248	$ 1,190,614
Crown Castle International Corp.	8,195	1,365,205
Equinix, Inc.	1,786	1,267,578
Primary Health Properties PLC	879,192	1,592,694
ProLogis, Inc.	10,172	1,483,586
Segro PLC	112,470	1,955,971
		$ 8,855,648
Food & Staples Retailing — 1.4%
Aeon Co., Ltd.(3)	72,800	$ 1,649,188
Loblaw Cos., Ltd.	42,809	3,339,271
Seven & i Holdings Co., Ltd.(3)	41,300	2,009,564
Walmart, Inc.	22,939	3,100,435
Yaoko Co., Ltd.	32,800	1,879,324
		$ 11,977,782
Food Products — 3.0%
AAK AB	74,534	$ 1,356,119
Associated British Foods PLC	51,739	1,323,788
Cranswick PLC	32,176	1,510,425
Ezaki Glico Co., Ltd.	55,800	1,903,580
House Foods Group, Inc.	70,500	1,822,591
Kagome Co., Ltd.	68,600	1,831,348
Kerry Group PLC, Class A	12,198	1,453,259
Kewpie Corp.	83,900	1,790,893
MEIJI Holdings Co., Ltd.	19,800	1,188,356
Mondelez International, Inc., Class A	22,836	1,495,301
Nestle S.A.	48,581	6,329,896
Nisshin Seifun Group, Inc.	122,700	1,741,608
Saputo, Inc.	88,320	2,164,276
		$ 25,911,440
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	16,464	$ 1,985,888
Becton, Dickinson and Co.	10,916	2,961,293
Edwards Lifesciences Corp.(1)	23,112	2,597,095
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc.(1)	11,046	$ 3,206,985
Medtronic PLC	25,618	2,689,634
Stryker Corp.	5,401	1,422,353
		$ 14,863,248
Health Care Providers & Services — 2.0%
Anthem, Inc.	7,993	$ 3,611,637
Cigna Corp.	6,730	1,600,259
CVS Health Corp.	16,086	1,667,314
HCA Healthcare, Inc.	5,713	1,430,021
Humana, Inc.	6,036	2,621,556
Quest Diagnostics, Inc.	8,630	1,132,860
UnitedHealth Group, Inc.	11,072	5,268,833
		$ 17,332,480
Hotels, Restaurants & Leisure — 1.2%
Booking Holdings, Inc.(1)	645	$ 1,401,101
Evolution AB(4)	16,519	1,894,053
McDonald's Corp.	11,541	2,824,891
Resorttrust, Inc.	135,600	2,289,774
Starbucks Corp.	18,191	1,669,752
		$ 10,079,571
Household Durables — 0.2%
Sony Group Corp.	12,400	$ 1,266,935
		$ 1,266,935
Household Products — 1.4%
Colgate-Palmolive Co.	17,988	$ 1,384,177
Henkel AG & Co. KGaA	25,073	1,927,791
Kimberly-Clark Corp.	9,787	1,273,778
Procter & Gamble Co. (The)	38,028	5,928,185
Reckitt Benckiser Group PLC	18,809	1,592,691
		$ 12,106,622
Industrial Conglomerates — 1.0%
3M Co.	10,984	$ 1,632,772
General Electric Co.	16,480	1,574,005
Honeywell International, Inc.	8,102	1,537,355
Siemens AG	14,387	2,026,874
Smiths Group PLC	73,039	1,490,037
		$ 8,261,043
Insurance — 5.6%
Aflac, Inc.	39,535	$ 2,415,193
AIA Group, Ltd.	262,400	2,724,721

8
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Allianz SE	15,355	$ 3,461,283
Allstate Corp. (The)	9,993	1,222,743
American International Group, Inc.	24,311	1,488,806
Aon PLC, Class A	7,862	2,296,805
Arthur J. Gallagher & Co.	16,854	2,666,134
ASR Nederland NV	78,080	3,374,694
AXA S.A.	103,320	2,795,592
Dai-ichi Life Holdings, Inc.	79,700	1,655,221
Marsh & McLennan Cos., Inc.	18,563	2,884,876
MS&AD Insurance Group Holdings, Inc.	41,500	1,404,223
Muenchener Rueckversicherungs-Gesellschaft AG	9,951	2,729,929
Progressive Corp. (The)	30,987	3,282,453
Sampo Oyj, Class A	30,319	1,430,587
Swiss Life Holding AG	10,703	6,530,727
Travelers Cos., Inc. (The)	13,951	2,397,200
Zurich Insurance Group AG	6,932	3,181,760
		$ 47,942,947
Interactive Media & Services — 3.2%
Alphabet, Inc., Class A(1)	4,293	$ 11,595,994
Alphabet, Inc., Class C(1)	3,545	9,563,772
Meta Platforms, Inc., Class A(1)	28,989	6,117,549
		$ 27,277,315
Internet & Direct Marketing Retail — 2.3%
Alibaba Group Holding, Ltd. ADR(1)	13,001	$ 1,367,575
Amazon.com, Inc.(1)	5,946	18,261,712
		$ 19,629,287
IT Services — 2.0%
Amdocs, Ltd.	17,485	$ 1,376,070
Bechtle AG	23,268	1,193,559
Cognizant Technology Solutions Corp., Class A	21,873	1,883,921
Fidelity National Information Services, Inc.	11,831	1,126,666
Mastercard, Inc., Class A	2,700	974,214
Otsuka Corp.	23,700	920,592
Shopify, Inc., Class A(1)	2,661	1,847,311
Sopra Steria Group SACA	9,501	1,694,474
TIS, Inc.	58,900	1,394,082
Visa, Inc., Class A	21,878	4,728,273
		$ 17,139,162
Life Sciences Tools & Services — 0.8%
Danaher Corp.	7,443	$ 2,042,434
Security	Shares	Value
Life Sciences Tools & Services (continued)
Illumina, Inc.(1)	5,736	$ 1,873,377
Thermo Fisher Scientific, Inc.	4,656	2,532,864
		$ 6,448,675
Machinery — 1.3%
Caterpillar, Inc.	7,223	$ 1,354,890
Deere & Co.	4,200	1,512,084
Illinois Tool Works, Inc.	6,404	1,385,441
Knorr-Bremse AG	18,315	1,614,651
Mueller Industries, Inc.	31,330	1,787,377
PACCAR, Inc.	20,379	1,870,996
Stadler Rail AG(3)	49,361	1,904,497
		$ 11,429,936
Marine — 0.2%
Kirby Corp.(1)	23,917	$ 1,558,193
		$ 1,558,193
Media — 0.4%
Comcast Corp., Class A	43,528	$ 2,035,369
Fuji Media Holdings, Inc.	104,200	1,130,957
		$ 3,166,326
Metals & Mining — 0.5%
Acerinox S.A.	161,549	$ 2,053,885
Rio Tinto, Ltd.	21,173	1,825,896
		$ 3,879,781
Multiline Retail — 0.7%
Big Lots, Inc.	42,783	$ 1,487,137
Dollar General Corp.	5,595	1,109,712
Dollarama, Inc.	34,863	1,801,599
Target Corp.	5,756	1,149,876
		$ 5,548,324
Multi-Utilities — 0.4%
Dominion Energy, Inc.	18,674	$ 1,485,143
National Grid PLC	141,590	2,140,752
		$ 3,625,895
Oil, Gas & Consumable Fuels — 5.9%
Chevron Corp.	38,314	$ 5,517,216
ConocoPhillips	30,001	2,845,895
Exxon Mobil Corp.	103,330	8,103,139
Hess Corp.	56,250	5,684,625

9
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Idemitsu Kosan Co., Ltd.	102,800	$ 2,755,712
Kinder Morgan, Inc.	87,187	1,517,054
ONEOK, Inc.	32,144	2,099,003
Pioneer Natural Resources Co.	13,146	3,149,782
Repsol S.A.	382,582	4,964,398
Royal Dutch Shell PLC	120,614	3,180,686
Royal Dutch Shell PLC ADR	40,504	2,122,005
Suncor Energy, Inc.	214,683	6,564,981
Valero Energy Corp.	19,530	1,630,950
		$ 50,135,446
Paper and Forest Products — 0.2%
Mondi PLC	76,463	$ 1,604,305
		$ 1,604,305
Personal Products — 1.2%
Beiersdorf AG	27,236	$ 2,760,858
Edgewell Personal Care Co.	44,873	1,601,069
Estee Lauder Cos., Inc. (The), Class A	4,484	1,328,744
Kao Corp.	33,700	1,575,369
L'Oreal S.A.	5,509	2,177,841
Unilever PLC	23,093	1,160,007
		$ 10,603,888
Pharmaceuticals — 4.0%
Bayer AG	28,385	$ 1,639,602
Bristol-Myers Squibb Co.	36,600	2,513,322
Eli Lilly & Co.	13,203	3,300,090
Johnson & Johnson	37,790	6,219,100
Merck & Co., Inc.	25,096	1,921,852
Novartis AG	16,795	1,476,136
Novo Nordisk A/S, Class B	38,198	3,952,859
Pfizer, Inc.	92,426	4,338,476
Roche Holding AG PC	11,052	4,185,761
Sanofi	33,055	3,455,322
Zoetis, Inc.	7,062	1,367,556
		$ 34,370,076
Professional Services — 0.4%
Recruit Holdings Co., Ltd.	21,700	$ 915,961
Teleperformance SE	7,220	2,679,068
		$ 3,595,029
Real Estate Management & Development — 0.6%
Iguatemi S.A.(1)	3	$ 11
Mitsubishi Estate Co., Ltd.	112,800	1,722,261
Security	Shares	Value
Real Estate Management & Development (continued)
Sun Hung Kai Properties, Ltd.	157,500	$ 1,831,061
Vonovia SE	26,648	1,414,556
		$ 4,967,889
Road & Rail — 2.7%
CSX Corp.	137,022	$ 4,646,416
J.B. Hunt Transport Services, Inc.	9,036	1,833,675
Knight-Swift Transportation Holdings, Inc.	35,817	1,951,310
Norfolk Southern Corp.	17,028	4,368,023
Old Dominion Freight Line, Inc.	9,839	3,089,741
Seino Holdings Co., Ltd.	87,400	914,310
Union Pacific Corp.	23,478	5,774,414
		$ 22,577,889
Semiconductors & Semiconductor Equipment — 2.5%
ASML Holding NV	3,858	$ 2,581,094
Intel Corp.	34,478	1,644,601
Micron Technology, Inc.	23,030	2,046,446
NVIDIA Corp.	37,716	9,197,046
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	52,354	5,602,401
		$ 21,071,588
Software — 4.3%
Adobe, Inc.(1)	3,233	$ 1,512,010
Constellation Software, Inc.	1,075	1,811,733
Microsoft Corp.	95,286	28,470,504
Oracle Corp.	33,833	2,570,293
SAP SE	10,289	1,160,640
VMware, Inc., Class A	8,115	952,052
		$ 36,477,232
Specialty Retail — 1.2%
Home Depot, Inc. (The)	16,642	$ 5,256,043
Industria de Diseno Textil S.A.	70,800	1,846,872
TJX Cos., Inc. (The)	18,374	1,214,522
WH Smith PLC(1)	87,180	1,886,291
		$ 10,203,728
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	215,244	$ 35,541,089
Samsung Electronics Co., Ltd. GDR	859	1,288,654
		$ 36,829,743

10
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	14,363	$ 1,961,268
		$ 1,961,268
Thrifts & Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	190,804	$ 2,083,580
		$ 2,083,580
Tobacco — 0.6%
British American Tobacco PLC	45,038	$ 1,973,876
Japan Tobacco, Inc.	87,200	1,603,709
Philip Morris International, Inc.	18,363	1,855,948
		$ 5,433,533
Trading Companies & Distributors — 1.1%
Brenntag SE	49,143	$ 4,119,780
ITOCHU Corp.	47,400	1,544,700
Mitsubishi Corp.	41,800	1,405,469
Mitsui & Co., Ltd.	85,500	2,131,746
		$ 9,201,695
Wireless Telecommunication Services — 0.3%
SoftBank Corp.	124,600	$ 1,574,244
SoftBank Group Corp.	27,700	1,243,065
		$ 2,817,309
Total Common Stocks (identified cost $540,192,778)		$787,034,090

Exchange-Traded Funds — 6.2%
Security	Shares	Value
Equity Funds — 6.2%
iShares MSCI China ETF(3)	231,252	$ 13,553,680
iShares MSCI South Korea ETF(3)	220,000	15,930,200
iShares MSCI Taiwan ETF	360,000	23,011,200
Total Exchange-Traded Funds (identified cost $56,504,881)		$ 52,495,080

Short-Term Investments — 3.5%
Affiliated Fund — 1.2%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(5)	10,286,526	$ 10,285,497
Total Affiliated Fund (identified cost $10,285,497)		$ 10,285,497

Securities Lending Collateral — 2.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%(6)	19,323,282	$ 19,323,282
Total Securities Lending Collateral (identified cost $19,323,282)		$ 19,323,282
Total Short-Term Investments (identified cost $29,608,779)		$ 29,608,779
Total Investments — 102.2% (identified cost $626,306,438)		$869,137,949
Other Assets, Less Liabilities — (2.2)%		$ (18,657,863)
Net Assets — 100.0%		$850,480,086
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Represents an investment in an issuer that is deemed to be an affiliate.
(3)	All or a portion of this security was on loan at February 28, 2022. The aggregate market value of securities on loan at February 28, 2022 was $24,237,204.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2022, the aggregate value of these securities is $1,894,053 or 0.2% of the Fund's net assets.
(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2022.
(6)	Represents investment of cash collateral received in connection with securities lending.

11
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	60.8%	$517,216,996
Japan	8.2	69,988,964
Switzerland	4.6	39,476,218
United Kingdom	3.8	32,113,569
Canada	3.5	30,087,413
France	3.3	27,856,811
Germany	3.2	27,363,215
Spain	1.2	10,571,633
Ireland	1.2	10,474,592
Australia	1.2	9,967,785
Sweden	0.9	7,623,965
Netherlands	0.9	7,302,334
Hong Kong	0.8	6,692,720
Denmark	0.7	5,649,921
Taiwan	0.7	5,602,401
Finland	0.3	2,682,832
Chile	0.2	1,886,386
Italy	0.2	1,428,874
China	0.2	1,367,575
South Korea	0.1	1,288,654
Brazil	0.0 (1)	11
Exchange-Traded Funds	6.2	52,495,080
Total Investments	102.2%	$869,137,949
(1)	Amount is less than 0.05%.
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
PC	– Participation Certificate
12
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Statement of Assets and Liabilities (Unaudited)

February 28, 2022
Assets
Unaffiliated investments, at value including $24,237,204 of securities on loan (identified cost $615,550,265)	$ 857,185,649
Affiliated investments, at value (identified cost $10,756,173)	11,952,300
Foreign currency, at value (identified cost $11,422)	11,367
Dividends receivable	1,196,690
Dividends receivable from affiliated investments	737
Receivable for Fund shares sold	534,589
Securities lending income receivable	18,752
Tax reclaims receivable	502,081
Total assets	$871,402,165
Liabilities
Collateral for securities loaned	$ 19,323,282
Payable for Fund shares redeemed	764,828
Payable to affiliates:
Investment adviser and administration fee	550,393
Distribution and service fees	71,474
Accrued expenses	212,102
Total liabilities	$ 20,922,079
Net Assets	$850,480,086
Sources of Net Assets
Paid-in capital	$ 605,667,404
Distributable earnings	244,812,682
Net Assets	$850,480,086
Class A Shares
Net Assets	$ 191,009,755
Shares Outstanding	10,443,008
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 18.29
Maximum Offering Price Per Share (100 ÷ 94.25 of net asset value per share)	$ 19.41
Class C Shares
Net Assets	$ 43,208,714
Shares Outstanding	2,407,289
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 17.95
Class I Shares
Net Assets	$ 616,261,617
Shares Outstanding	33,653,987
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 18.31
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
13
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Statement of Operations (Unaudited)

Six Months Ended
February 28, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $231,499)	$ 8,197,780
Dividend income from affiliated investments	31,103
Securities lending income, net	81,016
Total investment income	$ 8,309,899
Expenses
Investment adviser and administration fee	$ 3,693,350
Distribution and service fees:
Class A	243,036
Class C	249,652
Trustees’ fees and expenses	22,607
Custodian fee	131,086
Transfer and dividend disbursing agent fees	188,666
Legal and accounting services	30,012
Printing and postage	22,543
Registration fees	27,085
Miscellaneous	28,301
Total expenses	$ 4,636,338
Net investment income	$ 3,673,561
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 27,748,627
Investment transactions - affiliated investments	(1,273)
Foreign currency transactions	(245,114)
Capital gain distributions received	132,151
Net realized gain	$ 27,634,391
Change in unrealized appreciation (depreciation):
Investments	$ (58,523,867)
Investments - affiliated investments	(251,472)
Foreign currency	(10,208)
Net change in unrealized appreciation (depreciation)	$(58,785,547)
Net realized and unrealized loss	$(31,151,156)
Net decrease in net assets from operations	$(27,477,595)
14
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Statements of Changes in Net Assets

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,673,561	$ 6,351,678
Net realized gain	27,634,391	76,481,542
Net change in unrealized appreciation (depreciation)	(58,785,547)	91,258,324
Net increase (decrease) in net assets from operations	$ (27,477,595)	$174,091,544
Distributions to shareholders:
Class A	$ (23,016,927)	$ (4,144,424)
Class C	(5,604,507)	(1,207,416)
Class I	(78,326,922)	(15,176,052)
Total distributions to shareholders	$(106,948,356)	$ (20,527,892)
Transactions in shares of beneficial interest:
Class A	$ 21,557,199	$ 9,711,986
Class C	(4,427,767)	(22,867,856)
Class I	46,114,921	8,340,162
Net increase (decrease) in net assets from Fund share transactions	$ 63,244,353	$ (4,815,708)
Net increase (decrease) in net assets	$ (71,181,598)	$148,747,944
Net Assets
At beginning of period	$ 921,661,684	$ 772,913,740
At end of period	$ 850,480,086	$921,661,684
15
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Financial Highlights

	Class A
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 21.350	$ 17.830	$ 16.500	$ 17.590	$ 16.720	$ 14.810
Income (Loss) From Operations
Net investment income(1)	$ 0.068	$ 0.123	$ 0.093	$ 0.100	$ 0.082	$ 0.115
Net realized and unrealized gain (loss)	(0.649)	3.853	2.675	(0.386)	1.731	2.290
Total income (loss) from operations	$ (0.581)	$ 3.976	$ 2.768	$ (0.286)	$ 1.813	$ 2.405
Less Distributions
From net investment income	$ (0.367)	$ (0.084)	$ (0.155)	$ (0.003)	$ (0.045)	$ (0.120)
From net realized gain	(2.112)	(0.372)	(1.283)	(0.801)	(0.898)	(0.375)
Total distributions	$ (2.479)	$ (0.456)	$ (1.438)	$ (0.804)	$ (0.943)	$ (0.495)
Net asset value — End of period	$ 18.290	$ 21.350	$ 17.830	$ 16.500	$ 17.590	$ 16.720
Total Return(2)	(3.21)% (3)	22.71%	17.89%	(1.29)%	11.01%	16.63%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$191,010	$198,721	$156,477	$117,095	$138,250	$144,164
Ratios (as a percentage of average daily net assets):
Expenses	1.18% (4)	1.21%	1.26%	1.26%	1.23%	1.25%
Net investment income	0.68% (4)	0.63%	0.57%	0.62%	0.47%	0.74%
Portfolio Turnover	11% (3)	31%	29%	69%	43%	24%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
16
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Financial Highlights — continued

	Class C
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 20.900	$ 17.500	$ 16.210	$ 17.350	$ 16.500	$ 14.610
Income (Loss) From Operations
Net investment loss(1)	$ (0.006)	$ (0.029)	$ (0.025)	$ (0.020)	$ (0.047)	$ (0.001)
Net realized and unrealized gain (loss)	(0.643)	3.801	2.617	(0.386)	1.703	2.267
Total income (loss) from operations	$ (0.649)	$ 3.772	$ 2.592	$ (0.406)	$ 1.656	$ 2.266
Less Distributions
From net investment income	$ (0.189)	$ —	$ (0.019)	$ —	$ —	$ (0.001)
From net realized gain	(2.112)	(0.372)	(1.283)	(0.734)	(0.806)	(0.375)
Total distributions	$ (2.301)	$ (0.372)	$ (1.302)	$ (0.734)	$ (0.806)	$ (0.376)
Net asset value — End of period	$17.950	$20.900	$17.500	$ 16.210	$ 17.350	$ 16.500
Total Return(2)	(3.59)% (3)	21.88%	16.96%	(2.05)%	10.15%	15.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 43,209	$ 54,977	$ 67,549	$124,789	$163,931	$164,218
Ratios (as a percentage of average daily net assets):
Expenses	1.93% (4)	1.96%	2.01%	2.01%	1.98%	2.00%
Net investment loss	(0.06)% (4)	(0.15)%	(0.16)%	(0.13)%	(0.27)%	(0.01)%
Portfolio Turnover	11% (3)	31%	29%	69%	43%	24%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
17
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Financial Highlights — continued

	Class I
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 21.400	$ 17.850	$ 16.530	$ 17.630	$ 16.760	$ 14.840
Income (Loss) From Operations
Net investment income(1)	$ 0.093	$ 0.171	$ 0.134	$ 0.141	$ 0.128	$ 0.156
Net realized and unrealized gain (loss)	(0.653)	3.870	2.667	(0.393)	1.730	2.300
Total income (loss) from operations	$ (0.560)	$ 4.041	$ 2.801	$ (0.252)	$ 1.858	$ 2.456
Less Distributions
From net investment income	$ (0.418)	$ (0.119)	$ (0.198)	$ (0.047)	$ (0.090)	$ (0.161)
From net realized gain	(2.112)	(0.372)	(1.283)	(0.801)	(0.898)	(0.375)
Total distributions	$ (2.530)	$ (0.491)	$ (1.481)	$ (0.848)	$ (0.988)	$ (0.536)
Net asset value — End of period	$ 18.310	$ 21.400	$ 17.850	$ 16.530	$ 17.630	$ 16.760
Total Return(2)	(3.11)% (3)	23.09%	18.11%	(1.06)%	11.27%	16.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$616,262	$667,963	$548,888	$540,946	$722,505	$597,452
Ratios (as a percentage of average daily net assets):
Expenses	0.93% (4)	0.96%	1.01%	1.01%	0.98%	1.00%
Net investment income	0.93% (4)	0.87%	0.83%	0.87%	0.74%	1.00%
Portfolio Turnover	11% (3)	31%	29%	69%	43%	24%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
18
See Notes to Financial Statements.

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Richard Bernstein Equity Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions— Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the
19

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.
D  Federal Taxes— The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of February 28, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses do not include the Fund’s pro rata share of the indirect expenses borne by the Fund from its investments in exchange-traded funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to February 28, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
20

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 627,701,295
Gross unrealized appreciation	$ 266,456,742
Gross unrealized depreciation	(25,020,088)
Net unrealized appreciation	$ 241,436,654
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.850%
$500 million but less than $1 billion	0.800%
$1 billion but less than $2.5 billion	0.775%
$2.5 billion but less than $5 billion	0.750%
$5 billion and over	0.730%
For the six months ended February 28, 2022, the investment adviser and administration fee amounted to $3,693,350 or 0.83% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2022, EVM earned $7,058 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,885 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2022. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended February 28, 2022 in the amount of less than $100. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2022 amounted to $243,036 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2022, the Fund paid or accrued to EVD $187,239 for Class C shares.
21

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2022 amounted to $62,413 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2022, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $101,259,206 and $144,675,123, respectively, for the six months ended February 28, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	909,091	$ 17,640,332	1,259,226	$ 24,453,555
Issued to shareholders electing to receive payments of distributions in Fund shares	624,933	11,936,222	112,554	2,069,861
Redemptions	(661,223)	(13,168,690)	(1,469,157)	(28,691,189)
Converted from Class C shares	262,973	5,149,335	626,600	11,879,759
Net increase	1,135,774	$ 21,557,199	529,223	$ 9,711,986
Class C
Sales	175,857	$ 3,397,862	294,735	$ 5,678,601
Issued to shareholders electing to receive payments of distributions in Fund shares	224,032	4,207,333	52,029	941,717
Redemptions	(355,457)	(6,883,627)	(935,799)	(17,608,415)
Converted to Class A shares	(268,233)	(5,149,335)	(638,877)	(11,879,759)
Net decrease	(223,801)	$ (4,427,767)	(1,227,912)	$ (22,867,856)
Class I
Sales	3,980,738	$ 77,840,087	6,200,703	$ 120,270,519
Issued to shareholders electing to receive payments of distributions in Fund shares	2,040,633	38,996,495	392,683	7,225,360
Redemptions	(3,583,109)	(70,721,661)	(6,121,586)	(119,155,717)
Net increase	2,438,262	$ 46,114,921	471,800	$ 8,340,162
22

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2022.
9  Securities Lending Agreement
The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.
At February 28, 2022, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $24,237,204 and $25,301,301, respectively. Collateral received was comprised of cash of $19,323,282 and U.S. government and/or agencies securities of $5,978,019. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$ 2,754,631	$ —	$ —	$ —	$ 2,754,631
Exchange-Traded Funds	16,568,651	—	—	—	16,568,651
Total	$19,323,282	$ —	$ —	$ —	$19,323,282
The carrying amount of the liability for collateral for securities loaned at February 28, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at February 28, 2022.
23

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

10  Investments in Affiliated Issuers and Funds
At February 28, 2022, the value of the Fund's investment in affiliated issuers and funds was $11,952,300, which represents 1.4% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the six months ended February 28, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period
Common Stocks
Morgan Stanley	$1,918,275	$ —	$ —	$ —	$ (251,472)	$ 1,666,803	$ 25,717	18,369
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	7,013,549	64,160,778	(60,887,557)	(1,273)	—	10,285,497	5,386	10,286,526
Total				$(1,273)	$(251,472)	$11,952,300	$31,103
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 39,059,095	$ 4,994,141	$ —	$ 44,053,236
Consumer Discretionary	49,213,056	14,543,228	—	63,756,284
Consumer Staples	31,879,675	50,081,292	—	81,960,967
Energy	47,420,440	10,900,796	—	58,321,236
Financials	116,841,019	50,920,414	—	167,761,433
Health Care	62,138,519	14,709,680	—	76,848,199
Industrials	63,743,512	29,878,930	—	93,622,442
Information Technology	104,178,368	16,345,647	—	120,524,015
Materials	12,936,142	42,181,170	—	55,117,312
Real Estate	5,306,983	8,516,554	—	13,823,537
Utilities	5,969,325	5,276,104	—	11,245,429
Total Common Stocks	$538,686,134	$248,347,956*	$ —	$787,034,090
Exchange-Traded Funds	$ 52,495,080	$ —	$ —	$ 52,495,080
Short-Term Investments:
Affiliated Fund	—	10,285,497	—	10,285,497
24

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$ 19,323,282	$ —	$ —	$ 19,323,282
Total Investments	$610,504,496	$258,633,453	$ —	$869,137,949
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.
25

Eaton Vance
Richard Bernstein Equity Strategy Fund
February 28, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser*
Thomas E. Faust Jr.**
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser*

*	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
**	Interested Trustee
26

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
27

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Richard Bernstein Advisors LLC
1251 Avenue of the Americas
Suite 4102
New York, NY 10020
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7773    2.28.22

Eaton Vance
Worldwide Health Sciences Fund
Semiannual Report
February 28, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2022
Eaton Vance
Worldwide Health Sciences Fund

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2022
Performance

Portfolio Manager(s) Jason Kritzer, CFA, of Eaton Vance Management and Samantha Pandolfi, CFA, of Eaton Vance Advisers International Ltd.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/26/1985	07/26/1985	(4.76)%	13.63%	12.51%	13.85%
Class A with 5.75% Maximum Sales Charge	—	—	(10.23)	7.10	11.20	13.17
Class C at NAV	01/05/1998	07/26/1985	(5.08)	12.83	11.68	13.17
Class C with 1% Maximum Sales Charge	—	—	(5.96)	11.83	11.68	13.17
Class I at NAV	10/01/2009	07/26/1985	(4.65)	13.87	12.81	14.13
Class R at NAV	09/08/2003	07/26/1985	(4.84)	13.35	12.24	13.56

MSCI World Health Care Index	—	—	(5.73)%	12.35%	11.91%	13.07%
S&P 500® Index	—	—	(2.62)	16.39	15.16	14.58
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R
Gross	1.17%	1.92%	0.92%	1.42%
Net	1.16	1.91	0.91	1.41
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2022
Fund Profile

Sector Allocation (% of net assets)*
*	Excludes cash and cash equivalents.
Country Allocation (% of net assets)
Top 10 Holdings (% of net assets)*
UnitedHealth Group, Inc.	8.2%
Johnson & Johnson	7.9
AbbVie, Inc.	6.2
Roche Holding AG PC	5.5
AstraZeneca PLC	4.4
Eli Lilly & Co.	4.4
Thermo Fisher Scientific, Inc.	4.2
Danaher Corp.	3.8
Novo Nordisk A/S, Class B	3.8
Sanofi	3.7
Total	52.1%

*	Excludes cash and cash equivalents.

3

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2022
Endnotes and Additional Disclosures

[1]	MSCI World Health Care Index is an unmanaged index of health care sector equities within the MSCI World Index. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 12/31/22. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (9/1/21)	Ending Account Value (2/28/22)	Expenses Paid During Period* (9/1/21 – 2/28/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 952.40	$5.95**	1.23%
Class C	$1,000.00	$ 949.20	$9.57**	1.98%
Class I	$1,000.00	$ 953.50	$4.75**	0.98%
Class R	$1,000.00	$ 951.60	$7.16**	1.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$6.16**	1.23%
Class C	$1,000.00	$1,014.98	$9.89**	1.98%
Class I	$1,000.00	$1,019.94	$4.91**	0.98%
Class R	$1,000.00	$1,017.46	$7.40**	1.48%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2021.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
5

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value
Biotechnology — 11.2%
AbbVie, Inc.	462,317	$ 68,316,583
Abcam PLC(1)	237,947	3,980,019
argenx SE ADR(1)	14,886	4,282,851
Blueprint Medicines Corp.(1)	51,234	3,102,219
CSL, Ltd.	101,354	19,269,830
Moderna, Inc.(1)	16,712	2,566,963
Neurocrine Biosciences, Inc.(1)	210,577	18,924,555
Travere Therapeutics, Inc.(1)	121,514	3,312,472
		$ 123,755,492
Containers & Packaging — 0.5%
AptarGroup, Inc.	44,675	$ 5,444,989
		$ 5,444,989
Health Care Equipment — 15.8%
Abbott Laboratories	322,792	$ 38,935,171
Boston Scientific Corp.(1)	417,769	18,452,857
Edwards Lifesciences Corp.(1)	158,830	17,847,727
Envista Holdings Corp.(1)	311,021	14,929,008
Fisher & Paykel Healthcare Corp., Ltd.	306,830	5,765,952
Inari Medical, Inc.(1)	151,170	13,299,937
Intuitive Surgical, Inc.(1)	117,429	34,093,161
Straumann Holding AG	4,413	7,009,888
Tandem Diabetes Care, Inc.(1)	99,362	11,191,142
Teleflex, Inc.	39,117	13,155,438
		$ 174,680,281
Health Care Services — 2.3%
Accolade, Inc.(1)	267,242	$ 4,805,011
Agiliti, Inc.(1)	702,673	12,655,141
R1 RCM, Inc.(1)	275,354	7,486,875
		$ 24,947,027
Health Care Supplies — 3.2%
Alcon, Inc.	223,253	$ 17,247,980
Asahi Intecc Co., Ltd.	255,800	5,523,571
Cooper Cos., Inc. (The)	29,764	12,174,071
		$ 34,945,622
Health Care Technology — 1.9%
JMDC, Inc.(1)	173,100	$ 9,607,184
Security	Shares	Value
Health Care Technology (continued)
Veeva Systems, Inc., Class A(1)	46,863	$ 10,733,970
		$ 20,341,154
Life Sciences Tools & Services — 11.6%
Danaher Corp.	153,702	$ 42,177,366
Lonza Group AG	24,002	16,607,028
PolyPeptide Group AG(1)(2)	74,841	6,645,680
Thermo Fisher Scientific, Inc.	86,027	46,798,688
Waters Corp.(1)	50,487	15,990,747
		$ 128,219,509
Managed Health Care — 10.6%
Anthem, Inc.	58,532	$ 26,447,684
UnitedHealth Group, Inc.	190,296	90,556,158
		$ 117,003,842
Pharmaceuticals — 42.1%
AstraZeneca PLC	402,232	$ 48,889,823
Bristol-Myers Squibb Co.	550,361	37,793,290
Dechra Pharmaceuticals PLC	138,439	7,634,844
Eli Lilly & Co.	193,820	48,445,309
Johnson & Johnson	530,197	87,254,520
Merck & Co., Inc.	229,777	17,596,323
Novartis AG	136,602	12,006,141
Novo Nordisk A/S, Class B	405,795	41,993,048
Pfizer, Inc.	359,209	16,861,270
Roche Holding AG PC	159,632	60,457,957
Royalty Pharma PLC, Class A	320,270	12,573,800
Sanofi	393,094	41,091,099
Zoetis, Inc.	167,945	32,522,549
		$ 465,119,973
Total Common Stocks (identified cost $688,463,235)		$1,094,457,889

Convertible Preferred Stocks — 0.2%
Security	Shares	Value
Biotechnology — 0.2%
Caris Life Sciences, Inc., Series D(1)(3)(4)	370,370	$ 2,622,219
Total Convertible Preferred Stocks (identified cost $3,000,000)		$ 2,622,219

6
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 0.4%
Security	Shares	Value
Equity Funds — 0.4%
iShares Global Healthcare ETF	51,490	$ 4,295,296
Total Exchange-Traded Funds (identified cost $4,423,696)		$ 4,295,296

Short-Term Investments — 0.1%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.09%(5)	955,315	$ 955,219
Total Short-Term Investments (identified cost $955,315)		$ 955,219
Total Investments — 99.9% (identified cost $696,842,246)		$1,102,330,623
Other Assets, Less Liabilities — 0.1%		$ 1,383,472
Net Assets — 100.0%		$1,103,714,095
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2022, the aggregate value of these securities is $6,645,680 or 0.6% of the Fund's net assets.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(4)	Restricted security (see Note 8).
(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2022.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	71.0%	$784,094,312
Switzerland	10.3	113,328,994
United Kingdom	6.6	73,078,486
Denmark	3.8	41,993,048
France	3.7	41,091,099
Australia	1.8	19,269,830
Japan	1.4	15,130,755
New Zealand	0.5	5,765,952
Netherlands	0.4	4,282,851
Exchange-Traded Funds	0.4	4,295,296
Total Investments	99.9%	$1,102,330,623
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate

7
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2022
Statement of Assets and Liabilities (Unaudited)

February 28, 2022
Assets
Unaffiliated investments, at value (identified cost $695,886,931)	$ 1,101,375,404
Affiliated investment, at value (identified cost $955,315)	955,219
Dividends receivable	1,795,100
Dividends receivable from affiliated investment	67
Receivable for Fund shares sold	491,230
Tax reclaims receivable	1,987,723
Receivable from affiliates	23,636
Total assets	$1,106,628,379
Liabilities
Payable for Fund shares redeemed	$ 730,983
Payable to affiliates:
Investment adviser fee	1,494,295
Administration fee	126,355
Distribution and service fees	211,878
Accrued expenses	350,773
Total liabilities	$ 2,914,284
Net Assets	$1,103,714,095
Sources of Net Assets
Paid-in capital	$ 684,012,775
Distributable earnings	419,701,320
Net Assets	$1,103,714,095
Class A Shares
Net Assets	$ 779,886,622
Shares Outstanding	58,320,658
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.37
Maximum Offering Price Per Share (100 ÷ 94.25 of net asset value per share)	$ 14.19
Class C Shares
Net Assets	$ 47,705,094
Shares Outstanding	3,505,457
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 13.61
Class I Shares
Net Assets	$ 208,269,179
Shares Outstanding	15,075,895
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.81
Class R Shares
Net Assets	$ 67,853,200
Shares Outstanding	4,669,608
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.53
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
8
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2022
Statement of Operations (Unaudited)

Six Months Ended
February 28, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $14,686)	$ 6,346,153
Dividend income from affiliated investment	566
Total investment income	$ 6,346,719
Expenses
Investment adviser fee	$ 3,982,469
Administration fee	856,558
Distribution and service fees:
Class A	1,012,078
Class C	259,340
Class R	170,990
Trustees’ fees and expenses	29,036
Custodian fee	145,535
Transfer and dividend disbursing agent fees	504,325
Legal and accounting services	38,400
Printing and postage	44,576
Registration fees	34,184
Miscellaneous	30,318
Total expenses	$ 7,107,809
Deduct:
Allocation of expenses to affiliates	$ 80,603
Total expense reductions	$ 80,603
Net expenses	$ 7,027,206
Net investment loss	$ (680,487)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 32,407,019
Investment transactions - affiliated investment	(169)
Foreign currency transactions	13,257
Net realized gain	$ 32,420,107
Change in unrealized appreciation (depreciation):
Investments	$ (87,629,669)
Investments - affiliated investment	(96)
Foreign currency	(30,148)
Net change in unrealized appreciation (depreciation)	$(87,659,913)
Net realized and unrealized loss	$(55,239,806)
Net decrease in net assets from operations	$(55,920,293)
9
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2022
Statements of Changes in Net Assets

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$ (680,487)	$ 3,173,201
Net realized gain	32,420,107	96,984,237
Net change in unrealized appreciation (depreciation)	(87,659,913)	126,846,043
Net increase (decrease) in net assets from operations	$ (55,920,293)	$ 227,003,481
Distributions to shareholders:
Class A	$ (66,291,888)	$ (53,425,016)
Class C	(3,766,261)	(3,333,250)
Class I	(17,276,987)	(13,675,899)
Class R	(4,963,619)	(3,772,416)
Total distributions to shareholders	$ (92,298,755)	$ (74,206,581)
Transactions in shares of beneficial interest:
Class A	$ 32,698,868	$ (16,785,232)
Class C	(1,929,109)	(13,840,974)
Class I	13,626,368	1,128,566
Class R	5,920,489	737,557
Net increase (decrease) in net assets from Fund share transactions	$ 50,316,616	$ (28,760,083)
Net increase (decrease) in net assets	$ (97,902,432)	$ 124,036,817
Net Assets
At beginning of period	$ 1,201,616,527	$ 1,077,579,710
At end of period	$1,103,714,095	$1,201,616,527
10
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2022
Financial Highlights

	Class A
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 15.260	$ 13.380	$ 11.610	$ 11.700	$ 10.710	$ 11.140
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.008)	$ 0.040	$ 0.061	$ 0.069	$ 0.033	$ (0.002)
Net realized and unrealized gain (loss)	(0.676)	2.795	2.377	0.413	1.248	0.733
Total income (loss) from operations	$ (0.684)	$ 2.835	$ 2.438	$ 0.482	$ 1.281	$ 0.731
Less Distributions
From net investment income	$ (0.035)	$ (0.066)	$ (0.072)	$ (0.035)	$ —	$ —
From net realized gain	(1.171)	(0.889)	(0.596)	(0.537)	(0.291)	(1.161)
Total distributions	$ (1.206)	$ (0.955)	$ (0.668)	$ (0.572)	$ (0.291)	$ (1.161)
Net asset value — End of period	$ 13.370	$ 15.260	$ 13.380	$ 11.610	$ 11.700	$ 10.710
Total Return(2)(3)	(4.76)% (4)	22.58%	21.74%	4.35%	12.31%	8.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$779,887	$853,051	$761,814	$698,865	$654,296	$707,485
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.23% (6)	1.16%	1.22%	1.09%	1.06%	1.30%
Net investment income (loss)	(0.12)% (6)	0.30%	0.50%	0.61%	0.31%	(0.02)%
Portfolio Turnover of the Portfolio(7)	—	—	—	32%	37%	36%
Portfolio Turnover of the Fund	13% (4)	32%	38%	3% (8)	—	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.04%, 0.07%, 0.06% and 0.05% of average daily net assets for the six months ended February 28, 2022 and the years ended August 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.
References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.
11
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2022
Financial Highlights — continued

	Class C
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 15.440	$ 13.500	$ 11.690	$ 11.770	$ 10.850	$ 11.350
Income (Loss) From Operations
Net investment loss(1)	$ (0.063)	$ (0.065)	$ (0.032)	$ (0.040)	$ (0.048)	$ (0.079)
Net realized and unrealized gain (loss)	(0.681)	2.836	2.384	0.437	1.259	0.740
Total income (loss) from operations	$ (0.744)	$ 2.771	$ 2.352	$ 0.397	$ 1.211	$ 0.661
Less Distributions
From net realized gain	$ (1.086)	$ (0.831)	$ (0.542)	$ (0.477)	$ (0.291)	$ (1.161)
Total distributions	$ (1.086)	$ (0.831)	$ (0.542)	$ (0.477)	$ (0.291)	$ (1.161)
Net asset value — End of period	$13.610	$15.440	$13.500	$11.690	$ 11.770	$ 10.850
Total Return(2)(3)	(5.08)% (4)	21.68%	20.70%	3.54%	11.49%	7.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 47,705	$ 56,172	$ 62,657	$ 63,886	$177,727	$204,069
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.98% (6)	1.91%	1.97%	1.84%	1.81%	2.05%
Net investment loss	(0.87)% (6)	(0.47)%	(0.26)%	(0.35)%	(0.45)%	(0.76)%
Portfolio Turnover of the Portfolio(7)	—	—	—	32%	37%	36%
Portfolio Turnover of the Fund	13% (4)	32%	38%	3% (8)	—	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.04%, 0.07%, 0.06% and 0.05% of average daily net assets for the six months ended February 28, 2022 and the years ended August 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.
References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.
12
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2022
Financial Highlights — continued

	Class I
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 15.740	$ 13.770	$ 11.930	$ 12.010	$ 10.960	$ 11.340
Income (Loss) From Operations
Net investment income(1)	$ 0.010	$ 0.077	$ 0.094	$ 0.098	$ 0.061	$ 0.025
Net realized and unrealized gain (loss)	(0.698)	2.881	2.443	0.424	1.280	0.756
Total income (loss) from operations	$ (0.688)	$ 2.958	$ 2.537	$ 0.522	$ 1.341	$ 0.781
Less Distributions
From net investment income	$ (0.071)	$ (0.099)	$ (0.101)	$ (0.065)	$ —	$ —
From net realized gain	(1.171)	(0.889)	(0.596)	(0.537)	(0.291)	(1.161)
Total distributions	$ (1.242)	$ (0.988)	$ (0.697)	$ (0.602)	$ (0.291)	$ (1.161)
Net asset value — End of period	$ 13.810	$ 15.740	$ 13.770	$ 11.930	$ 12.010	$ 10.960
Total Return(2)(3)	(4.65)% (4)	22.89%	22.04%	4.60%	12.59%	8.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$208,269	$221,892	$192,629	$169,013	$173,054	$173,116
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	0.98% (6)	0.91%	0.97%	0.84%	0.81%	1.05%
Net investment income	0.14% (6)	0.55%	0.75%	0.84%	0.56%	0.24%
Portfolio Turnover of the Portfolio(7)	—	—	—	32%	37%	36%
Portfolio Turnover of the Fund	13% (4)	32%	38%	3% (8)	—	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.04%, 0.07%, 0.06% and 0.05% of average daily net assets for the six months ended February 28, 2022 and the years ended August 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.
References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.
13
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2022
Financial Highlights — continued

	Class R
		Year Ended August 31,
	Six Months Ended February 28, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 16.450	$ 14.350	$ 12.400	$ 12.460	$ 11.410	$ 11.810
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.028)	$ 0.008	$ 0.033	$ 0.042	$ 0.008	$ (0.029)
Net realized and unrealized gain (loss)	(0.727)	3.008	2.547	0.440	1.333	0.790
Total income (loss) from operations	$ (0.755)	$ 3.016	$ 2.580	$ 0.482	$ 1.341	$ 0.761
Less Distributions
From net investment income	$ —	$ (0.027)	$ (0.034)	$ (0.005)	$ —	$ —
From net realized gain	(1.165)	(0.889)	(0.596)	(0.537)	(0.291)	(1.161)
Total distributions	$ (1.165)	$ (0.916)	$ (0.630)	$ (0.542)	$ (0.291)	$ (1.161)
Net asset value — End of period	$14.530	$16.450	$14.350	$12.400	$12.460	$11.410
Total Return(2)(3)	(4.84)% (4)	22.24%	21.46%	4.07%	12.08%	8.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 67,853	$ 70,502	$ 60,480	$ 57,674	$ 60,883	$ 61,724
Ratios (as a percentage of average daily net assets):(5)
Expenses (3)	1.48% (6)	1.41%	1.47%	1.34%	1.31%	1.55%
Net investment income (loss)	(0.36)% (6)	0.05%	0.25%	0.35%	0.07%	(0.27)%
Portfolio Turnover of the Portfolio(7)	—	—	—	32%	37%	36%
Portfolio Turnover of the Fund	13% (4)	32%	38%	3% (8)	—	—
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.01%, 0.01%, 0.04%, 0.07%, 0.06% and 0.05% of average daily net assets for the six months ended February 28, 2022 and the years ended August 31, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.
References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.
14
See Notes to Financial Statements.

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions— Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
15

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes— The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of February 28, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to February 28, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 708,310,010
Gross unrealized appreciation	$ 412,128,342
Gross unrealized depreciation	(18,107,729)
Net unrealized appreciation	$ 394,020,613
16

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.675%
$500 million but less than $1 billion	0.590%
$1 billion but less than $1.5 billion	0.520%
$1.5 billion but less than $2 billion	0.490%
$2 billion but less than $2.5 billion	0.470%
$2.5 billion and over	0.450%
In addition, EVM’s fee is subject to an upward or downward performance adjustment of up to 0.15% (annually) of the average daily net assets of the Fund depending on whether, and to what extent, the investment performance of the Fund differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period. For the six months ended February 28, 2022, the investment adviser fee, including an upward performance adjustment of $455,191, amounted to $3,982,469 or 0.70% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays EVAIL a portion of its investment adviser fee for sub advisory services provided to the Fund. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2022, the administration fee amounted to $856,558.
EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses and any performance-based adjustment to an asset-based investment advisory fee) exceed 1.15%, 1.90%, 0.90% and 1.40% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after December 31, 2022. Pursuant to this agreement, EVM and EVAIL were allocated $80,603 in total of the Fund’s operating expenses for the six months ended February 28, 2022.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2022, EVM earned $103,458 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $23,316 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2022. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2022 amounted to $1,012,078 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2022, the Fund paid or accrued to EVD $194,505 for Class C shares.
The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended February 28, 2022, the Fund paid or accrued to EVD $85,495 for Class R shares.
17

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2022 amounted to $64,835 and $85,495 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2022, the Fund was informed that EVD received approximately $300 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $145,949,396 and $186,896,071, respectively, for the six months ended February 28, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	1,140,939	$ 16,029,718	1,640,981	$ 21,927,586
Issued to shareholders electing to receive payments of distributions in Fund shares	4,271,900	59,208,531	3,737,791	47,731,596
Redemptions	(3,265,055)	(46,343,858)	(7,164,403)	(96,475,782)
Converted from Class C shares	273,671	3,804,477	743,573	10,031,368
Net increase (decrease)	2,421,455	$ 32,698,868	(1,042,058)	$(16,785,232)
Class C
Sales	125,812	$ 1,835,746	349,289	$ 4,752,650
Issued to shareholders electing to receive payments of distributions in Fund shares	261,484	3,694,767	250,176	3,252,290
Redemptions	(249,514)	(3,655,145)	(866,480)	(11,814,546)
Converted to Class A shares	(269,486)	(3,804,477)	(735,613)	(10,031,368)
Net decrease	(131,704)	$ (1,929,109)	(1,002,628)	$(13,840,974)
Class I
Sales	1,228,500	$ 17,706,808	2,122,499	$ 29,559,582
Issued to shareholders electing to receive payments of distributions in Fund shares	993,064	14,210,739	840,206	11,048,703
Redemptions	(1,240,740)	(18,291,179)	(2,854,920)	(39,479,719)
Net increase	980,824	$ 13,626,368	107,785	$ 1,128,566
18

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended February 28, 2022 (Unaudited)		Year Ended August 31, 2021
	Shares	Amount	Shares	Amount
Class R
Sales	410,514	$ 6,414,577	574,171	$ 8,342,378
Issued to shareholders electing to receive payments of distributions in Fund shares	328,900	4,956,530	272,796	3,764,588
Redemptions	(354,521)	(5,450,618)	(777,383)	(11,369,409)
Net increase	384,893	$ 5,920,489	69,584	$ 737,557
8  Restricted Securities
At February 28, 2022, the Fund owned the following security (representing 0.2% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.
Description	Date(s) of Acquisition	Shares	Cost	Value
Convertible Preferred Stocks
Caris Life Sciences, Inc., Series D	5/12/21	370,370	$ 3,000,000	$ 2,622,219
Total Convertible Preferred Stocks			$3,000,000	$2,622,219
Total Restricted Securities			$3,000,000	$2,622,219
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2022.
10  Investments in Affiliated Funds
At February 28, 2022, the value of the Fund's investment in affiliated funds was $955,219, which represents 0.1% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended February 28, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$6,140,576	$55,362,578	$(60,547,670)	$(169)	$(96)	$955,219	$566	955,315
19

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Biotechnology	$ 100,505,643	$ 23,249,849	$ —	$ 123,755,492
Containers & Packaging	5,444,989	—	—	5,444,989
Health Care Equipment	161,904,441	12,775,840	—	174,680,281
Health Care Services	24,947,027	—	—	24,947,027
Health Care Supplies	12,174,071	22,771,551	—	34,945,622
Health Care Technology	10,733,970	9,607,184	—	20,341,154
Life Sciences Tools & Services	104,966,801	23,252,708	—	128,219,509
Managed Health Care	117,003,842	—	—	117,003,842
Pharmaceuticals	253,047,061	212,072,912	—	465,119,973
Total Common Stocks	$790,727,845	$303,730,044 **	$ —	$1,094,457,889
Convertible Preferred Stocks	$ —	$ —	$ 2,622,219	$ 2,622,219
Exchange-Traded Funds	4,295,296	—	—	4,295,296
Short-Term Investments	—	955,219	—	955,219
Total Investments	$795,023,141	$304,685,263	$2,622,219	$1,102,330,623
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended February 28, 2022 is not presented.
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Concentration of Risk
As the Fund invests a significant portion of its assets in pharmaceutical, biotechnology, life sciences, and health care equipment and services companies, it may be affected by developments that adversely affect such companies. These developments include product obsolescence, the failure of a company to
20

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2022
Notes to Financial Statements (Unaudited) — continued

develop new products and the expiration of patent rights. The value of the Fund’s interests can also be impacted by regulatory activities that affect health sciences companies. The Fund has historically held approximately 60 stocks or less at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
21

Eaton Vance
Worldwide Health Sciences Fund
February 28, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser*
Thomas E. Faust Jr.**
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser*

*	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
**	Interested Trustee
22

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
23

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
24

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
United Kingdom
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7707    2.28.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: April 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	April 25, 2022